                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Post-Effective Amendment No.     9       (File No. 33-45776)       [x]
                                       ---------

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.             10       (File No. 811-6560)             [x]
                               ---------

                        (Check appropriate box or boxes)

                        IDS LIFE OF NEW YORK ACCOUNT SBS
                   (formerly IDS Life of New York Account SLB)
-------------------------------------------------------------------------------
                           (Exact Name of Registrant)

                     IDS Life Insurance Company of New York
-------------------------------------------------------------------------------
                               (Name of Depositor)

20 Madison Avenue Extension, Albany, New York                         12203
-------------------------------------------------------------------------------
(Address of Depositor's Principal Executive Offices)               (Zip Code)

Depositor's Telephone Number, including Area Code               (612) 671-3678
-------------------------------------------------------------------------------

          Mary Ellyn Minenko, IDS Tower 10, Minneapolis, MN 55440-0010
-------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box) [ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[x] on April 30, 1999  pursuant  to  paragraph  (b) of Rule 485
[ ] 60 days  after  filing pursuant to paragraph (a)(i) of Rule 485
[ ] on (date) pursuant to paragraph (a)(i) of Rule 485

If appropriate, check the following box:
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                SYMPHONY ANNUITY

PROSPECTUS/APRIL 30, 1999
Group flexible premium deferred combination fixed/variable annuity.

IDS LIFE OF NEW YORK ACCOUNT SBS

Issued by:

IDS Life Insurance Company of New York
20 Madison Avenue Extension
P.O. Box 5144
Albany, NY 12205
Telephone: 800-336-3646

This prospectus contains information that you should know before investing. You also will receive the following prospectuses:

- Greenwich Street Series Fund, and

- IDS Life Retirement Annuity Mutual Funds.

Please read both prospectuses carefully and keep them for future reference. This certificate is available for qualified and nonqualified retirement plans.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS ANNUITY IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS ANNUITY INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the Securities and Exchange Commission (SEC), and is available without charge by contacting IDS Life of New York at the telephone number above or by completing and sending the order form on page 30 of this prospectus. The table of contents of the SAI is on page 29 of this prospectus.

1 PROSPECTUS

SYMPHONY ANNUITY

TABLE OF CONTENTS
--------------------------------------------------------------------------------

Key Terms.........................................................     3
The Certificate in Brief..........................................     4
Expense Summary...................................................     5
Condensed Financial Information (Unaudited).......................     8
Financial Statements..............................................    10
Performance Information...........................................    10
The Variable Account..............................................    11
The Funds.........................................................    11
The Fixed Account.................................................    14
Buying Your Certificate...........................................    14
Charges...........................................................    16
Valuing Your Investment...........................................    18
Making the Most of Your Certificate...............................    19
Surrenders........................................................    21
TSA -- Special Surrender Provisions...............................    22
Changing Ownership................................................    22
Benefits in Case of Death.........................................    23
The Annuity Payout Period.........................................    23
Taxes.............................................................    25
Voting Rights.....................................................    27
About the Service Providers.......................................    27
Year 2000.........................................................    28
Table of Contents of the Statement of Additional Information......    29

2 PROSPECTUS

SYMPHONY ANNUITY

------------------------------------------------------------------

KEY TERMS

These terms can help you understand details about your contract.

ACCUMULATION UNIT -- A measure of the value of each variable subaccount before annuity payouts begin.

ANNUITANT -- The person on whose life or life expectancy the annuity payouts are based.

ANNUITY PAYOUTS -- An amount paid at regular intervals under one of several plans.

BENEFICIARY -- The person you designate to receive annuity benefits in case of the owner's or annuitant's death while the certificate is in force and before annuity payouts begin.

CLOSE OF BUSINESS -- When the New York Stock Exchange (NYSE) closes, normally 4 p.m. Eastern time.

CERTIFICATE VALUE -- The total value of your certificate before we deduct any applicable charges.

CERTIFICATE YEAR -- A period of 12 months, starting on the effective date of your certificate and on each anniversary of the effective date.

FIXED ACCOUNT -- An account to which you may allocate purchase payments. Amounts you allocate to this account earn interest at rates that we declare periodically.

FUNDS -- Mutual funds and/or portfolios that are investment options under your certificate, each with a different investment objective. You may allocate your purchase payments into variable accounts investing in shares of any or all of these funds.

OWNER (YOU, YOUR) -- The person who controls the certificate (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the certificate's benefits.

QUALIFIED ANNUITY -- A certificate that you purchase for one of the following retirement plans that is subject to applicable federal law and any rules of the plan itself:

- Individual Retirement Annuities (IRAs)

- Simplified Employee Pension (SEP) plans

- Section 401(k) plans

- Custodial and trusteed pension and profit sharing plans

- Tax Sheltered Annuities (TSAs)

All other certificates are considered NONQUALIFIED ANNUITIES.

RETIREMENT DATE -- The date when annuity payouts are scheduled to begin.

SURRENDER VALUE -- The amount you are entitled to receive if you make a full surrender from your certificate. It is the certificate value minus any applicable charges.

VALUATION DATE -- Any normal business day, Monday through Friday, that the NYSE is open. Each valuation date ends at the close of business. We calculate the value of each subaccount at the close of business on each valuation date.

VARIABLE ACCOUNT -- Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

3 PROSPECTUS

SYMPHONY ANNUITY

--------------------------------------------------------------------------------

THE CERTIFICATE IN BRIEF

PURPOSE: The purpose of the certificate is to allow you to accumulate money for retirement. You do this by making one or more investments (purchase payments) that may earn returns that increase the value of the certificate. The certificate provides lifetime or other forms of payouts beginning at a specified date (the retirement date). As in the case of other annuities, it may not be advantageous for you to purchase this certificate as a replacement for, or in addition to an existing annuity.

FREE LOOK PERIOD: You may return your certificate to your financial consultant or to our office within 10 days after it is delivered to you and receive a full refund of all your purchase payments.

ACCOUNTS: Currently, you may allocate your purchase payments among any or all of:

- the subaccounts, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the retirement date will equal or exceed the total purchase payments you allocate to the subaccounts. (p. 11)

- the fixed account, which earns interest at a rate that we adjust periodically. (p. 14)

BUYING YOUR CERTIFICATE: Your financial consultant will help you complete and submit an application. Applications are subject to acceptance at our office. You may buy a nonqualified annuity or a qualified annuity. You must make an initial lump-sum purchase payment. You have the option of making additional purchase payments in the future. (p. 14)

- Minimum initial purchase payment -- $5,000 for nonqualified annuities; $500 for qualified annuities

- Minimum additional purchase payment -- $500 for nonqualified annuities; $50 for qualified annuities

- Maximum total purchase payments -- $1,000,000

TRANSFERS: Subject to certain restrictions you currently may redistribute your money among the subaccounts and the fixed account without charge at any time until annuity payouts begin. You may establish automated transfers among the fixed account and subaccounts. Fixed account transfers are subject to special restrictions. (p. 19)

SURRENDERS: You may surrender all or part of your certificate value at any time before the retirement date. You may also establish systematic withdrawals. Surrenders may be subject to charges and tax penalties (including a 10% IRS penalty if you surrender prior to your reaching age 59 1/2) and may have other tax consequences; also, certain restrictions may apply. (p. 21)

CHANGING OWNERSHIP: You may change ownership of a nonqualified annuity by written instruction, but this may have federal income tax consequences. Restrictions apply to changing ownership of a qualified annuity. (p. 22)

BENEFITS IN CASE OF DEATH: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount at least equal to certificate value. (p. 22)

ANNUITY PAYOUTS: You can apply your certificate value to an annuity payout plan that begins on the retirement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet the requirements of the qualified plan. Payouts will be made on a fixed basis. (p. 23)

TAXES: Generally, your certificate grows tax-deferred until you surrender it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply). Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. (p. 25)

4 PROSPECTUS

SYMPHONY ANNUITY

--------------------------------------------------------------------------------

CHARGES:

- $30 annual certificate administrative charge;

- 0.25% variable account administrative charge;

- 1.25% mortality and expense risk fee;

- surrender charge; and

- the operating expenses of the funds.

--------------------------------------------------------------------------------

EXPENSE SUMMARY
The purpose of this table is to help you understand the various costs and expenses associated with your certificate.

You pay no sales charge when you purchase your certificate. We show all costs that you bear directly or indirectly for the subaccounts and funds below. Some expenses may vary as we explain under "Charges."

ANNUAL CERTIFICATE OWNER EXPENSES:
----------------------------------------------
                      Certificate
SURRENDER CHARGE         Years      Percentage
                      ------------  ----------
(contingent deferred       1            6%
sales charge as a          2            5
percentage of              3            4
purchase                   4            3
payments)                  5            2
                           6            1
                      7 and later       0

CERTIFICATE ADMINISTRATIVE CHARGE          $30

ANNUAL SUBACCOUNT EXPENSES
(as a percentage of average daily net assets of the
subaccounts):
-----------------------------------------------------------
VARIABLE ACCOUNT ADMINISTRATIVE CHARGE..............  0.25%
MORTALITY AND EXPENSE RISK FEE......................  1.25%
-----------------------------------------------------------
TOTAL ANNUAL SUBACCOUNT EXPENSES....................  1.50%
-----------------------------------------------------------
-----------------------------------------------------------

5 PROSPECTUS

SYMPHONY ANNUITY

------------------------------------------------------------------
ANNUAL OPERATING EXPENSES OF THE FUNDS

(as a percentage of average daily net assets)
------------------------------------------------------------------------------------------------------------------------
                                                                                  EMERGING       EQUITY        EQUITY
                                                     APPRECIATION                  GROWTH        INCOME         INDEX
                                                      PORTFOLIO                   PORTFOLIO     PORTFOLIO     PORTFOLIO
                                                     -----------                 -----------   -----------   -----------
                                                                   DIVERSIFIED
                                                                    STRATEGIC
                                                                     INCOME
                                                                    PORTFOLIO
                                                                   -----------
Management fees....................................      .75%          .65%          .95%          .65%          .21%
Other expenses.....................................      .05           .13           .33           .14           .09
                                                     -------------------------------------------------------------------
Total(1)...........................................      .80%          .78%         1.28%          .79%          .30%(2)
                                                     -------------------------------------------------------------------
                                                     -------------------------------------------------------------------

(as a percentage of average daily net assets)
---------------------------------------------------
                                                      GROWTH &     INTERMEDIATE  INTERNATIONAL    MONEY         TOTAL
                                                       INCOME      HIGH GRADE      EQUITY        MARKET        RETURN
                                                      PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
                                                     -----------   -----------   -----------   -----------   -----------
Management fees....................................      .65%          .60%         1.05%          .50%          .75%
Other expenses.....................................      .07           .33           .35           .74           .04
Total(1)...........................................      .72%          .93%         1.40%         1.24%(2)       .79%

(1) Annualized operating expenses of underlying portfolios at Dec. 31, 1998.

(2) Figures in "Management fees," "Other expenses" and "Total" reflects waiver of expenses by the investment advisor for the Money Market Portfolio and Equity Index Portfolio. If there had been no reimbursement of expenses in 1998, the "Management fees", "Other expenses" and "Total" that would have been incurred for the last completed fiscal year would be: 0.21%, 0.21%, 0.42%, respectively for the Equity Index Portfolio, and 0.50%, 1.24%, 1.74%, respectively, for the Money Market Portfolio.

EXAMPLE*

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return and full surrender at the end of each time period:

1 year...................  $ 84.02  $ 83.81  $ 88.94  $ 83.91  $ 78.89  $ 83.20  $ 85.35  $ 90.17  $ 88.53  $ 83.91
3 years..................   113.94   113.32   128.65   113.63    98.45   111.47   117.93   132.30   127.43   113.63
5 years..................   146.48   145.46   170.90   145.97   120.52   142.37   153.15   176.93   168.89   145.97
10 years.................   270.28   268.22   318.38   269.25   217.67   262.03   283.53   330.06   314.46   269.25

You would pay the following expenses on the same investment assuming no surrender or selection of an annuity payout plan at the end of each time period:

1 year...................  $ 24.02  $ 23.81  $ 28.94  $ 23.91  $ 18.89  $ 23.20  $ 25.35  $ 30.17  $ 28.53  $ 23.91
3 years..................    73.94    73.32    88.65    73.63    58.45    71.47    77.93    92.30    87.43    73.63
5 years..................   126.48   125.46   150.90   125.97   100.52   122.37   133.15   156.93   148.89   125.97
10 years.................   270.28   268.22   318.38   269.25   217.67   262.03   283.53   330.06   314.46   269.25

* In this example, the $30 annual certificate administrative charge is approximated as a 0.045% charge based on our average certificate size.

YOU SHOULD NOT CONSIDER THIS EXAMPLE AS A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

6 PROSPECTUS

SYMPHONY ANNUITY

--------------------------------------------------------------------------------

                                IDS LIFE     IDS     IDS LIFE
                                CAPITAL     LIFE     SPECIAL
                                RESOURCE   MANAGED    INCOME
                                --------   -------   --------
Management fees...............     .59%       .59%      .60%
Other expenses................     .07        .04       .07
                                -----------------------------
Total(1)......................     .66%       .63%      .67%
                                -----------------------------
                                -----------------------------

(1) Annualized operating expenses of underlying mutual funds at Dec. 31, 1998.

EXAMPLE*

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return and full surrender at the end of each time period.

1 year.............................  $ 82.58  $ 82.27  $ 82.68
3 years............................   109.62   108.69   109.93
5 years............................   139.27   137.72   139.78
10 years...........................   255.81   252.68   256.85

You would pay the following expenses on the same investment assuming no surrender or selection of an annuity payout plan at the end of each time period:

1 year.............................  $ 22.58  $ 22.27  $ 22.68
3 years............................    69.92    68.69    69.93
5 years............................   119.27   117.72   119.78
10 years...........................   255.81   252.68   256.85

* In this example, the $30 annual certificate administrative charge is approximated as a 0.045% charge based on our average certificate size.

YOU SHOULD NOT CONSIDER THIS EXAMPLE AS A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

7 PROSPECTUS

SYMPHONY ANNUITY

------------------------------------------------------------------

CONDENSED FINANCIAL INFORMATION (UNAUDITED)
The following tables give per-unit information about the financial history of each subaccount.

                                                                                   Year ended Dec. 31,
                                                                   ----------------------------------------------------
                                                                      1998     1997     1996     1995     1994     1993
-----------------------------------------------------------------------------------------------------------------------
SUBACCOUNT BAP(1) (INVESTING IN SHARES OF APPRECIATION PORTFOLIO)
-----------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period                       $1.88    $1.51    $1.28    $1.01    $1.03    $1.00
-----------------------------------------------------------------------------------------------------------------------
Accumulation unit value at end of period                             $2.20    $1.88    $1.51    $1.28    $1.01    $1.03
-----------------------------------------------------------------------------------------------------------------------
Number of accumulation units outstanding at end of period (000
omitted)                                                             2,641    3,082    3,249    3,536    3,267    2,093
-----------------------------------------------------------------------------------------------------------------------
Ratio of operating expense to average net assets                     1.50%    1.50%    1.50%    1.50%    1.50%    1.50%
-----------------------------------------------------------------------------------------------------------------------
SUBACCOUNT BDS(1) (INVESTING IN SHARES OF DIVERSIFIED STRATEGIC
INCOME PORTFOLIO)
-----------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period                       $1.36    $1.28    $1.16    $1.02    $1.06    $1.00
-----------------------------------------------------------------------------------------------------------------------
Accumulation unit value at end of period                             $1.42    $1.36    $1.28    $1.16    $1.02    $1.06
-----------------------------------------------------------------------------------------------------------------------
Number of accumulation units outstanding at end of period (000
omitted)                                                             1,507    1,841    2,397    2,704    2,866    2,055
-----------------------------------------------------------------------------------------------------------------------
Ratio of operating expense to average net assets                     1.50%    1.50%    1.50%    1.50%    1.50%    1.50%
-----------------------------------------------------------------------------------------------------------------------
SUBACCOUNT BEG(2) (INVESTING IN SHARES OF EMERGING GROWTH
PORTFOLIO)
-----------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period                       $1.85    $1.55    $1.33    $0.95    $1.04    $1.00
-----------------------------------------------------------------------------------------------------------------------
Accumulation unit value at end of period                             $2.50    $1.85    $1.55    $1.33    $0.95    $1.04
-----------------------------------------------------------------------------------------------------------------------
Number of accumulation units outstanding at end of period (000
omitted)                                                               486      582      635      727      706      148
-----------------------------------------------------------------------------------------------------------------------
Ratio of operating expense to average net assets                     1.50%    1.50%    1.50%    1.50%    1.50%    1.50%
-----------------------------------------------------------------------------------------------------------------------
SUBACCOUNT BEM(1) (INVESTING IN SHARES OF EQUITY INCOME
PORTFOLIO)
-----------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period                       $1.50    $1.23    $1.18    $0.90    $1.02    $1.00
-----------------------------------------------------------------------------------------------------------------------
Accumulation unit value at end of period                             $1.73    $1.50    $1.23    $1.18    $0.90    $1.02
-----------------------------------------------------------------------------------------------------------------------
Number of accumulation units outstanding at end of period (000
omitted)                                                               945    1,115    1,410    1,677    1,926    1,561
-----------------------------------------------------------------------------------------------------------------------
Ratio of operating expense to average net assets                     1.50%    1.50%    1.50%    1.50%    1.50%    1.50%
-----------------------------------------------------------------------------------------------------------------------
SUBACCOUNT BEX(1) (INVESTING IN SHARES OF EQUITY INDEX PORFOLIO)
-----------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period                       $2.14    $1.64    $1.37    $1.02    $1.03    $1.00
-----------------------------------------------------------------------------------------------------------------------
Accumulation unit value at end of period                             $2.71    $2.14    $1.64    $1.37    $1.02    $1.03
-----------------------------------------------------------------------------------------------------------------------
Number of accumulation units outstanding at end of period (000
omitted)                                                             1,141    1,247    1,208    1,249    1,274    1,128
-----------------------------------------------------------------------------------------------------------------------
Ratio of operating expense to average net assets                     1.50%    1.50%    1.50%    1.50%    1.50%    1.50%
-----------------------------------------------------------------------------------------------------------------------
SUBACCOUNT BGI(1) (INVESTING IN SHARES OF GROWTH AND INCOME
PORFOLIO)
-----------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period                       $1.84    $1.52    $1.29    $1.00    $1.05    $1.00
-----------------------------------------------------------------------------------------------------------------------
Accumulation unit value at end of period                             $2.03    $1.84    $1.52    $1.29    $1.00    $1.05
-----------------------------------------------------------------------------------------------------------------------
Number of accumulation units outstanding at end of period (000
omitted)                                                             1,554    1,709    1,764    1,819    1,820    1,335
-----------------------------------------------------------------------------------------------------------------------
Ratio of operating expense to average net assets                     1.50%    1.50%    1.50%    1.50%    1.50%    1.50%
-----------------------------------------------------------------------------------------------------------------------
SUBACCOUNT BIH(1) (INVESTING IN SHARES OF INTERMEDIATE HIGH GRADE
PORTFOLIO)
-----------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period                       $1.22    $1.14    $1.14    $0.98    $1.03    $1.00
-----------------------------------------------------------------------------------------------------------------------
Accumulation unit value at end of period                             $1.29    $1.22    $1.14    $1.14    $0.98    $1.03
-----------------------------------------------------------------------------------------------------------------------
Number of accumulation units outstanding at end of period (000
omitted)                                                             1,533    1,684    1,324    1,390      734      733
-----------------------------------------------------------------------------------------------------------------------
Ratio of operating expense to average net assets                     1.50%    1.50%    1.50%    1.50%    1.50%    1.50%
-----------------------------------------------------------------------------------------------------------------------
SUBACCOUNT BIE(2) (INVESTING IN SHARES OF INTERNATIONAL EQUITY
PORTOFOLIO)
-----------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period                       $1.12    $1.16    $0.97    $0.91    $1.00    $1.00
-----------------------------------------------------------------------------------------------------------------------
Accumulation unit value at end of period                             $1.31    $1.12    $1.16    $0.97    $0.91    $1.00
-----------------------------------------------------------------------------------------------------------------------
Number of accumulation units outstanding at end of period (000
omitted)                                                               888    1,227    1,430    1,467    1,872      315
-----------------------------------------------------------------------------------------------------------------------
Ratio of operating expense to average net assets                     1.50%    1.50%    1.50%    1.50%    1.50%    1.50%
-----------------------------------------------------------------------------------------------------------------------

8 PROSPECTUS

SYMPHONY ANNUITY

--------------------------------------------------------------------------------

                                                                                   Year ended Dec. 31,
                                                                   ----------------------------------------------------
                                                                      1998     1997     1996     1995     1994     1993
-----------------------------------------------------------------------------------------------------------------------
SUBACCOUNT BMO(1) (INVESTING IN SHARES OF MONEY MARKET PORTFOLIO)
-----------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period                       $1.13    $1.10    $1.07    $1.03    $1.01    $1.00
-----------------------------------------------------------------------------------------------------------------------
Accumulation unit value at end of period                             $1.16    $1.13    $1.10    $1.07    $1.03    $1.01
-----------------------------------------------------------------------------------------------------------------------
Number of accumulation units outstanding at end of period (000
omitted)                                                               458      460      343      395      539      450
-----------------------------------------------------------------------------------------------------------------------
Ratio of operating expense to average net assets                     1.50%    1.50%    1.50%    1.50%    1.50%    1.50%
-----------------------------------------------------------------------------------------------------------------------
Simple yield(4)                                                      2.43%    3.05%    2.52%    2.75%    2.14%     .70%
-----------------------------------------------------------------------------------------------------------------------
Compound yield(4)                                                    2.46%    3.09%    2.55%    2.79%    2.16%     .70%
-----------------------------------------------------------------------------------------------------------------------
SUBACCOUNT BTR(2) (INVESTING IN SHARES OF TOTAL RETURN PORTFOLIO)
-----------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period                       $1.91    $1.66    $1.34    $1.09    $1.03    $1.00
-----------------------------------------------------------------------------------------------------------------------
Accumulation unit value at end of period                             $1.97    $1.91    $1.66    $1.34    $1.09    $1.03
-----------------------------------------------------------------------------------------------------------------------
Number of accumulation units outstanding at end of period (000
omitted)                                                             1,206    1,430    1,396    1,401      975      211
-----------------------------------------------------------------------------------------------------------------------
Ratio of operating expense to average net assets                     1.50%    1.50%    1.50%    1.50%    1.50%    1.50%
-----------------------------------------------------------------------------------------------------------------------
SUBACCOUNT BCR(3) (INVESTING IN SHARES OF IDS LIFE CAPITAL
RESOURCE FUND)
-----------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period                       $1.47    $1.20    $1.13    $1.01    $1.00       --
-----------------------------------------------------------------------------------------------------------------------
Accumulation unit value at end of period                             $1.79    $1.47    $1.20    $1.13    $1.01       --
-----------------------------------------------------------------------------------------------------------------------
Number of accumulation units outstanding at end of period (000
omitted)                                                                14       13       13       --       --       --
-----------------------------------------------------------------------------------------------------------------------
Ratio of operating expense to average net assets                     1.50%    1.50%    1.50%    1.50%    1.50%       --
-----------------------------------------------------------------------------------------------------------------------
SUBACCOUNT BMG(3) (INVESTING IN SHARES OF IDS LIFE MANAGED FUND,
INC.)
-----------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period                       $1.64    $1.39    $1.21    $0.99    $1.00       --
-----------------------------------------------------------------------------------------------------------------------
Accumulation unit value at end of period                             $1.87    $1.64    $1.39    $1.21    $0.99       --
-----------------------------------------------------------------------------------------------------------------------
Number of accumulation units outstanding at end of period (000
omitted)                                                                --       --       12       --       --       --
-----------------------------------------------------------------------------------------------------------------------
Ratio of operating expense to average net assets                     1.50%    1.50%    1.50%    1.50%    1.50%       --
-----------------------------------------------------------------------------------------------------------------------
SUBACCOUNT BSI(3) (INVESTING IN SHARES OF IDS LIFE SPECIAL INCOME
FUND)
-----------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period                       $1.12    $1.09    $1.12    $0.99    $1.00       --
-----------------------------------------------------------------------------------------------------------------------
Accumulation unit value at end of period                             $1.12    $1.12    $1.09    $1.12    $0.99       --
-----------------------------------------------------------------------------------------------------------------------
Number of accumulation units outstanding at end of period (000
omitted)                                                                15       13       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------
Ratio of operating expense to average net assets                     1.50%    1.50%    1.50%    1.50%    1.50%       --
-----------------------------------------------------------------------------------------------------------------------

  1  Operations commenced on March 15, 1993.
  2  Operations commenced on Dec. 2, 1993.
  3 Operations commenced on Nov. 28, 1994. BCR, BSI, and BMG had no activity in 1995. BSI had no activity in 1996. BMG had no activity in 1998 and 1997.
  4 Net of annual certificate administrative charge and mortality and expense risk fee.

9 PROSPECTUS

SYMPHONY ANNUITY

------------------------------------------------------------------

FINANCIAL STATEMENTS
You can find our audited financial statements and the audited financial statements of the subaccounts in the SAI.

--------------------------------------------------------------------------------

PERFORMANCE INFORMATION
Performance information for the subaccounts may appear from time to time in advertisements or sales literature. This information reflects the performance of a hypothetical investment in a particular subaccount during a specified time period. Although we will base performance figures on historical earnings, past performance does not guarantee future results.

We include non-recurring charges (such as surrender charges) in total return figures, but not in yield quotations. Excluding non-recurring charges in yield calculations increases the reported value.

Total return figures reflect deduction of all applicable charges, including:

- the certificate administrative charge,

- variable account administrative charge,

- mortality and expense risk fee, and

- surrender charge (assuming a surrender at the end of the illustrated period).

We also may make optional total return quotations that do not reflect a surrender charge deduction (assuming no surrender). Total return quotations may be shown by means of schedules, charts or graphs.

AVERAGE ANNUAL TOTAL RETURN is the average annual compounded rate of return of the investment over a period of one, five and 10 years (or up to the life of the variable subaccount if it is less than ten years old).

CUMULATIVE TOTAL RETURN is the cumulative change in the value of an investment over a specified time period. We assume that income earned by the investment is reinvested. Cumulative total return will be higher than average annual total return because it is not averaged.

ANNUALIZED SIMPLE YIELD (FOR SUBACCOUNTS INVESTING IN MONEY MARKET
FUNDS) "annualizes" the income generated by the investment over a given seven-day period. That is, we assume the amount of income generated by the investment during the period will be generated each seven-day period for a year. We show this as a percentage of the investment.

ANNUALIZED COMPOUND YIELD (FOR SUBACCOUNTS INVESTING IN MONEY MARKET FUNDS) is calculated like simple yield except that we assume the income is reinvested when we annualize it. Compound yield will be higher than the simple yield because of the compounding effect of the assumed reinvestment.

ANNUALIZED YIELD (FOR SUBACCOUNTS INVESTING IN INCOME FUNDS) divides the net investment income (income less expenses) for each accumulation unit during a given 30-day period by the value of the unit on the last day of the period. We then convert the result to an annual percentage.

You should consider performance information in light of the investment objectives, policies, characteristics and quality of the fund in which the subaccount invests and the market conditions during the specified time period. Advertised yields and total return figures include charges that reduce advertised performance. Therefore, you should not compare subaccount performance to that of mutual funds that sell their shares directly to the public. (See the SAI for a further description of methods used to determine total return and yield.)

If you would like additional information about actual performance, please contact us at the address or telephone number on page one of this prospectus.

10 PROSPECTUS

SYMPHONY ANNUITY

------------------------------------------------------------------

THE VARIABLE ACCOUNT
You may allocate payments to any or all the subaccounts of the variable account that invest in shares of the following funds:

  SUBACCOUNT     INVESTING IN:
---------------  ----------------------------------------
BAP              Appreciation Portfolio
BDS              Diversified Strategic Income Portfolio
BEG              Emerging Growth Portfolio
BEM              Equity Income Portfolio
BEX              Equity Index Portfolio
BGI              Growth & Income Portfolio
BCG              IDS Life Capital Resource Fund
BMG              IDS Life Managed Fund
BSI              IDS Life Special Income Fund
BIH              Intermediate High Grade Portfolio
BIE              International Equity Portfolio
BMO              Money Market Portfolio
BTR              Total Return Portfolio

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business.

The U.S. Treasury and the Internal Revenue Service (IRS) indicated that they may provide additional guidance on investment control. This concerns how many variable subaccounts an insurance company may offer and how many exchanges among subaccounts it may allow before the certificate owner would be currently taxed on income earned within subaccount assets. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the certificate, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that each certificate continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the certificate as necessary to comply with any new tax laws.

The variable account was established under New York law on October 8, 1991. On Oct. 14, 1993 the name of the variable account was changed from IDS Life of New York Account SLB to IDS Life of New York Account SBS. The subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the certificates are general obligations of IDS Life of New York.

--------------------------------------------------------------------------------

THE FUNDS

APPRECIATION PORTFOLIO
Objective: long-term appreciation of capital. The Portfolio invests primarily in equity and equity-related securities that are believed to afford attractive opportunities for appreciation.

DIVERSIFIED STRATEGIC INCOME PORTFOLIO
Objective: high current income. The Portfolio allocates and reallocates its assets primarily among three types of fixed-income securities -- U.S. securities and mortgage-related securities, foreign government securities and corporate securities rated below investment grade (commonly known as junk bonds). See the section of the Greenwich Street Series Fund's prospectus entitled "Below investment grade corporate fixed income securities" for further information on these bonds.

11 PROSPECTUS

SYMPHONY ANNUITY

--------------------------------------------------------------------------------

EMERGING GROWTH PORTFOLIO
Objective: capital appreciation. The Portfolio invests at least 65% of its total assets in common stocks of small- and medium-sized companies (both domestic and foreign) in the early stages of their life cycle, that its investment adviser believes have the potential to become major enterprises.

EQUITY INCOME PORTFOLIO
Objective: current income. Long-term capital appreciation is a secondary goal. The Portfolio invests principally in dividend-paying common stocks of companies whose prospects for dividend growth and capital appreciation are considered favorable, concentrating at least 25% of its assets in the utility industry.

EQUITY INDEX PORTFOLIO
Objective: provide investment results that, before deduction of operating expenses, match the price and yield performance of U.S. publicly traded common stocks, as measured by the S&P 500 Index. Once the Portfolio reaches a sufficient asset size, it will seek to achieve its goal by owning all 500 stocks in the S&P 500 Index in proportion to their actual market capitalization weightings.

GROWTH & INCOME PORTFOLIO
Objective: income and long-term capital growth. The Portfolio invests in income-producing equity securities (including dividend-paying common stocks), securities that are convertible into common stocks and warrants meeting certain specified investment criteria.

IDS LIFE CAPITAL RESOURCE FUND
Objective: capital appreciation. Invests primarily in U.S. common stocks.

IDS LIFE MANAGED FUND
Objective: maximum total investment return through a combination of capital growth and current income. Invests primarily in stocks, convertible securities, bonds and money market instruments.

IDS LIFE SPECIAL INCOME FUND
Objective: high level of current income while conserving the value of the investment for the longest time period. Invests primarily in investment-grade bonds.

INTERMEDIATE HIGH GRADE PORTFOLIO
Objective: provide as high a level of current income as is consistent with the protection of capital. The Portfolio invests (under normal market conditions) substantially all, but not less than 65% of its assets in U.S. government securities and in high-grade corporate bonds of U.S. issuers (i.e., bonds rated within the three highest rating categories by Moody's Investors Service, Inc. or Standard & Poor's Ratings Group or, if not rated, bonds believed to be of comparable quality).

INTERNATIONAL EQUITY PORTFOLIO
Objective: provide a total return on assets from growth of capital and income. The Portfolio invests (under normal market conditions) at least 65% of its assets in a diversified portfolio of equity securities of established non-United States issuers.

MONEY MARKET PORTFOLIO
Objective: maximum current income to the extent consistent with the preservation of capital and the maintenance of liquidity. The Portfolio invests in short-term money market instruments deemed to present minimal credit risks and considered to be "Eligible Securities" as defined by the SEC.

TOTAL RETURN PORTFOLIO
Objective: provide shareholders with total return, consisting of long-term capital appreciation and income. The Portfolio primarily invests in a diversified portfolio of dividend-paying common stocks.

12 PROSPECTUS

SYMPHONY ANNUITY

--------------------------------------------------------------------------------

The investment objectives and policies of some of the funds are similar to the investment objectives and policies of other mutual funds that the investment advisor or its affiliates manage. Although the objectives and policies may be similar, each fund will have its own portfolio holdings and its own fees and expenses. Accordingly, each fund will have its own investment results.

All funds are available to serve as the underlying investments for variable annuities. Some funds also are available to serve as investment options for variable life insurance policies and qualified plans. It is possible that in the future, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or qualified plans to invest in the available funds simultaneously.

Although the insurance company and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of the appropriate funds will monitor events in order to identify any material conflicts between annuity owners, policy owners and qualified plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and qualified plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the fund prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and qualified plan accounts.

The IRS issued final regulations relating to the diversification requirements under Section 817(h) of the Internal Revenue Code of 1986, as amended (the
Code). Each fund intends to comply with these requirements.

The investment advisors or managers for the funds are as follows:

- Appreciation Portfolio -- SSBC Fund Management Inc. (SSBC).

- Diversified Strategic Income Portfolio -- SSBC. Smith Barney Global Capital Management, Inc. serves as sub-investment advisor.

- Emerging Growth Portfolio -- Van Kampen Asset Management, Inc.

- Equity Income Portfolio -- SSBC.

- Equity Index Portfolio -- Travelers Investment Management Company.

- Growth & Income Portfolio -- SSBC.

- IDS Life Retirement Annuity Mutual Funds -- IDS Life. AEFC is the investment advisor for the IDS Life Retirement Annuity Mutual Funds. American Express Asset Management International, Inc., a wholly-owned subsidiary of AEFC, is the sub-investment advisor for IDS Life International Equity Fund.

- Intermediate High Grade Portfolio -- SSBC.

- International Equity Portfolio -- SSBC.

- Money Market Portfolio -- SSBC.

- Total Return Portfolio -- SSBC and Davis Skaggs Investment Management, a division of SSBC.

The investment managers and advisors cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on page one of this prospectus.

13 PROSPECTUS

SYMPHONY ANNUITY

--------------------------------------------------------------------------------

THE FIXED ACCOUNT
You also may allocate purchase payments to the fixed account. We back the principal and interest guarantees relating to the fixed account. The value of the fixed account increases as we credit interest to the account. Purchase payments and transfers to the fixed account become part of our general account, the company's main portfolio of investments. We credit and compound interest daily to produce an effective annual interest rate. We will change the interest rate from time to time at our discretion.

Interests in the fixed account are not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account. Disclosures regarding the fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Certificate -- Transfer policies" for restrictions on transfers involving the fixed account.)

--------------------------------------------------------------------------------

BUYING YOUR CERTIFICATE
Your financial consultant will help you prepare and submit your application, and send it along with your initial purchase payment to our office. As the owner, you have all rights and may receive all benefits under the certificate. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can buy a nonqualified annuity or become an annuitant if you are age 75 or younger. You can buy a qualified annuity or become an annuitant if you are age 65 or younger. When you apply, you may select:

- the fixed account and/or the subaccounts in which you want to invest, and

- how you wish to make purchase payments.

If your application is complete, we will process it and apply your purchase payment to the fixed account and subaccounts you selected within two business days after we receive it at our office. If we accept your application, we will send you a contract. If we cannot accept your application within five business days, we will decline it and return your payment. We will credit additional purchase payments you make to your accounts on the valuation date we receive them. We will value the additional payments at the next accumulation unit value calculated after we receive your payments at our office.

THE RETIREMENT DATE
Annuity payouts are to begin on the retirement date. You can align this date with your actual retirement from a job, or it can be a different future date, depending on your needs and goals and on certain restrictions. You also can change the date, provided you send us written instructions at least 30 days before annuity payouts begin.

FOR NONQUALIFIED ANNUITIES, the retirement date must be:

- no later than the annuitant's 85th birthday or 10 years after issue, whichever is later.

FOR QUALIFIED ANNUITIES, to avoid IRS penalty taxes, retirement payments generally must be:

- on or after the annuitant turns 59 1/2; and

- for IRAs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2; or

-for all other qualified annuities by April 1 of the year which the annuitant reaches age 70 1/2; or the calendar year when the annuitant retires.

14 PROSPECTUS

SYMPHONY ANNUITY

--------------------------------------------------------------------------------

However, in no case can the retirement date be later than the annuitant's 85th birthday or 10 years after issue, whichever is later.

BENEFICIARY
If death benefits become payable before the retirement date (while this certificate is in force and before annuity payouts begin), we will pay your named beneficiary all or part of the certificate value. If there is no beneficiary, then your estate will be the beneficiary. (See "Benefits in case of death" for more about beneficiaries.)

PURCHASE PAYMENT AMOUNTS

INITIAL PURCHASE PAYMENT:

Nonqualified: $   5,000
Qualified:   $     500
- Minimum additional purchase payment:
Nonqualified: $     500
Qualified:   $      50

MAXIMUM FIRST YEAR PURCHASE PAYMENTS**: $1 million

- Maximum purchase payment for each subsequent year **: $1 million
** We reserve the right to change maximum limits. For qualified annuities the qualified plans on the Code's limits on annual contributions also apply.

HOW TO MAKE PURCHASE PAYMENTS
BY LETTER
Send your check along with your name and contract number to:

REGULAR MAIL:
IDS Life Insurance Company of New York
Box 5144
Albany, NY 12205

EXPRESS MAIL:
IDS Life Insurance Company of New York
20 Madison Avenue Extension
Albany, NY 12203

15 PROSPECTUS

SYMPHONY ANNUITY

------------------------------------------------------------------

CHARGES

CERTIFICATE ADMINISTRATIVE CHARGE
We charge this fee for establishing and maintaining your records. We deduct $30 from the certificate value on your certificate anniversary at the end of each certificate year. We prorate this charge among the subaccounts and the fixed account in the same proportion your interest in each account bears to your total certificate value. If you fully surrender your certificate, we will deduct a reduced certificate administrative charge that is prorated based on the number of days from your last certificate anniversary to the date of full surrender. We cannot increase the annual certificate administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.

VARIABLE ACCOUNT ADMINISTRATIVE CHARGE
We charge this fee daily to the subaccounts. The unit values of your subaccounts reflect this fee and it totals 0.25% of their average daily net assets on an annual basis. It covers certain administrative and operating expenses of the subaccounts such as accounting, legal and data processing fees and expenses involved in the preparation and distribution of reports and prospectuses. We cannot increase the variable account administrative charge. It does not apply to values allocated to the fixed account and it does not apply after annuity payouts begin.

MORTALITY AND EXPENSE RISK FEE
We charge this fee daily to the subaccounts. The unit values of your subaccounts reflect this fee and it totals 1.25% of their average daily net assets on an annual basis. This fee covers the mortality and expense risk that we assume. Approximately two-thirds of this amount is for assumption of the mortality risk, and one-third is for our assumption of the expense risk. This fee does not apply to the fixed account.

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payments according to the terms of the certificate no matter how long a specific annuitant lives and no matter how long our entire group of annuitants live. If, as a group, annuitants outlive the life expectancy we assumed in the actuarial tables, we must take money from our general assets to meet our obligations. If, as a group, annuitants do not live as long as expected, we could profit from the mortality risk fee.

Expense risk arises because we cannot increase the certificate administrative charge or variable account administrative charge and these charges may not cover our expenses. We would have to make up any deficit from our general assets.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

- first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

- then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the surrender charge, discussed in the following paragraphs, will cover sales and distribution expenses.

SURRENDER CHARGE
If you surrender part or all of your certificate, you may be subject to a surrender charge. A surrender charge applies if all or part of the certificate value is surrendered during the first six payment years following a purchase payment. The surrender charge starts at 6% of a purchase payment in the first payment year and is reduced by 1% each payment year thereafter. This means that there is no surrender charge after six payment years. In addition, there is no surrender charge when certificate values are applied to a retirement payment plan or for a death benefit. The surrender charge is used to help defray expenses incurred in the sale of the certificate including commissions and other promotional or distribution expenses associated with the printing and distribution of prospectuses and sales material. After the first certificate year, you may surrender up to 10%

16 PROSPECTUS

SYMPHONY ANNUITY

--------------------------------------------------------------------------------

of your prior certificate anniversary value in one or more surrenders each certificate year without incurring a surrender charge. The 10% free withdrawal provision is subject to other Annuity provisions and terms including those on partial surrenders.

In addition, after the first certificate year there is no surrender charge on certificate earnings, which equal:

- the certificate value at the time of surrender; minus

- the sum of all purchase payments received that have not been previously surrendered; minus

- the amount of the 10% free withdrawal, if applicable.

For purposes of determining the amount of any surrender charge, we deem surrenders to be taken first from any applicable 10% free withdrawal amount; next, from certificate earnings (in excess of any 10% free withdrawal amount); and finally from purchase payments (on a first in-first out basis).

EXAMPLE OF SURRENDER CHARGE:

ASSUMPTIONS:
-----------------------------------------------------------
Initial purchase payment at certificate issue date
of May 1, 1999....................................  $10,000
Subsequent purchase payment on July 1, 2002.......   20,000
Account value on certificate anniversary on April
29, 2003..........................................   40,000
Account value on October 12, 2002.................   42,000
-----------------------------------------------------------

FULL SURRENDER ON OCTOBER 12, 2003:
-------------------------------------------------------------------------------------------------------------
BASIS OF    RATE OF             DOLLAR AMOUNT
CHARGE      SURRENDER CHARGE    OF CHARGE        EXPLANATION OF CHARGE
                                                 10% of prior certificate anniversary certificate value
 $ 4,000    None                $   0            surrendered free
 $ 8,000    None                $   0            No charge on certificate earnings
                                                 Payment made in certificate year 1; surrendered at payment
 $10,000    2%                  $ 200            year 5 rate
                                                 Payment made in certificate year 4; surrendered at payment
 $20,000    5%                  $1,000           year 2 rate
-------------------------------------------------------------------------------------------------------------
      Total Surrender Charge:   $1,200

PARTIAL SURRENDER OF $25,000 ON OCTOBER 12, 2003:
-------------------------------------------------------------------------------------------------------------
BASIS OF    RATE OF             DOLLAR AMOUNT
CHARGE      SURRENDER CHARGE    OF CHARGE        EXPLANATION OF CHARGE
                                                 10% of prior certificate anniversary contract value
 $ 4,000    None                $ 0              surrendered free
 $ 8,000    None                $ 0              No charge on certificate earnings
                                                 Payment made in certificate year 1; surrendered at payment
 $10,000    2%                  $200             year 5 rate
                                                 Payment made in certificate year 4; surrendered at payment
 $ 3,000    5%                  $150             year 2 rate
-------------------------------------------------------------------------------------------------------------
      Total Surrender Charge:   $350

SURRENDER CHARGE ON PARTIAL SURRENDER -- For a partial surrender that is subject to a surrender charge, the amount we actually surrender from your certificate value will be the amount you request plus any applicable surrender charge. We apply the surrender charge to this total amount. We pay the amount you requested.

POSSIBLE REDUCTION IN CHARGES -- In some cases, we may incur lower sales and administrative expenses or perform fewer services. In those cases, we may, at our discretion, reduce or eliminate certain administrative and surrender charges. However, we expect this to occur infrequently, if at all.

17 PROSPECTUS

SYMPHONY ANNUITY

--------------------------------------------------------------------------------

VALUING YOUR INVESTMENT
We value your fixed account and subaccounts as follows:

FIXED ACCOUNT: We value the amounts you allocated to the fixed account directly in dollars. The fixed account value equals:

- the sum of your purchase payments and transfer amounts allocated to the fixed account;

- plus interest credited;

- minus the sum of amounts withdrawn (including any applicable surrender charges) and amounts transferred out; and

- minus any prorated certificate administrative charge.

SUBACCOUNTS: We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts, we credit a certain number of accumulation units to your certificate for that subaccount. Conversely, each time you take a partial withdrawal, transfer amounts out of a subaccount or we assess a certificate administrative charge, we subtract a certain number of accumulation units from your certificate.

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests.

The dollar value of each accumulation unit can rise or fall daily depending on the subaccount expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

NUMBER OF UNITS
To calculate the number of accumulation units for a particular subaccount, we divide your investment after deduction by the current accumulation unit value.

ACCUMULATION UNIT VALUE
The current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

NET INVESTMENT FACTOR
We determine the net investment factor by:

- adding the fund's current net asset value per share plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

- dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee and the variable account administrative charge from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

18 PROSPECTUS

SYMPHONY ANNUITY

--------------------------------------------------------------------------------

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS
Accumulation units may change in two ways: in number and in value. Here are the factors that influence those changes:

The number of accumulation units you own may fluctuate due to:

- additional purchase payments you allocate to the subaccounts;

- transfers into or out of the subaccounts;

- partial withdrawals;

- surrender charges; and/or

- prorated portions of the certificate administrative charge.

Accumulation unit values will fluctuate due to:

- changes in funds' net asset value;

- dividends distributed to the subaccounts;

- capital gains or losses of funds;

- fund operating expenses;

- mortality and expense risk fees; and/or

- variable account administrative charges.

--------------------------------------------------------------------------------

MAKING THE MOST OF YOUR CERTIFICATE

TRANSFERRING MONEY BETWEEN ACCOUNTS
You may transfer money from any one subaccount, or the fixed account, to another subaccount before annuity payouts begin. (Certain restrictions apply to transfers involving the fixed account.) We will process your transfer on the valuation date we receive your request. We will value your transfer at the next accumulation unit value calculated after we receive your request. There is no charge for transfers. Before making a transfer, you should consider the risks involved in switching investments.

We may suspend or modify transfer privileges at any time.

TRANSFER POLICIES

- You may transfer certificate values between the subaccounts or from the subaccounts to the fixed account at any time. However, if you made a transfer from the fixed account to the subaccounts, you may not make a transfer from any subaccount back to the fixed account for six months following that transfer.

- You may transfer between the subaccounts and the fixed account up to the six times per certificate year. This limit may be waived if the automated transfer of certificate value is in effect.

HOW TO REQUEST A TRANSFER OR SURRENDER

1    BY LETTER:
Send your name, certificate number, Social Security Number or Taxpayer Identification Number and signed request for a transfer or surrender to:

REGULAR MAIL:
IDS Life Insurance Company of New York
Box 5144
Albany, NY 12205

19 PROSPECTUS

SYMPHONY ANNUITY

--------------------------------------------------------------------------------

EXPRESS MAIL:
IDS Life Insurance Company of New York
20 Madison Ave. Extension
Albany, NY 12203

MINIMUM AMOUNT
Transfers:                       $500               or entire account balance
                                                    (If a partial surrender would reduce the account balance to less than
                                                    $500, we either cannot make the surrender or we must surrender the full account value.)
Surrenders:                      $500
MAXIMUM AMOUNT
Transfers or surrenders:         Certificate value

2    BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL SURRENDERS
Your financial consultant can help you set up automated transfers among your subaccounts or fixed account or partial surrenders from the accounts.

You can start or stop this service by written request or other method acceptable to us. You must allow 30 days for us to change any instructions that are currently in place.

- Automated transfers from the fixed account to the subaccounts may not exceed an amount that, if continued, would deplete the fixed account within 12 months.

- Automated transfers and automated partial surrenders are subject to all of the certificate provisions and terms, including transfer of certificate values between accounts.

- Automated partial surrenders may result in IRS taxes and penalties on all or part of the amount surrendered.

MINIMUM AMOUNT
Transfers:                       $100
                                                 (If a partial surrender wouldreduce the account balance to less than
                                                 $500, you either cannot make the surrender or you must surrender the full account value.)
Surrenders:                      $500

3    BY PHONE
Call between 8 a.m. and 4:30 p.m. Eastern time:
1-800-336-3646 (toll free)

MINIMUM AMOUNT
Transfers:                       $500               or entire account balance
                                                    (If a partial surrender wouldreduce the account balance to less than
                                                    $500, you either cannot make the surrender or you must surrender the full account value.)
Surrenders:                      $500
MAXIMUM AMOUNT
Transfers:                       Certificate value
Surrenders:                      $40,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or surrender requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and tape recording calls. We will not allow a telephone surrender within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers or surrenders are automatically available. You may request that telephone transfers or surrenders NOT be authorized from your account by writing to us.

20 PROSPECTUS

SYMPHONY ANNUITY

--------------------------------------------------------------------------------

4    BY SYSTEMATIC WITHDRAWALS
You may start or stop this service by written request or other method acceptable to us. You must allow 30 days' notice for us to change any instructions that are currently in place.

You may withdraw amounts of up to 10 percent of the certificate value at the beginning of the certificate year. We will not deduct surrender charges for first-year systematic withdrawals of amounts up to 10 percent of the initial purchase payment. Systematic withdrawals may result in IRS taxes and penalties on all or part of the amount withdrawn. You should consult your tax advisor regarding the tax consequences of systematic withdrawals.

You may designate withdrawals from the certificate in one of the following ways:

- withdrawing a specific total dollar amount prorated from all accounts in which you have a balance (if no other choice is made, we will withdraw amounts under this method);

- withdrawing a specific total dollar amount and specifying which percentage of that total amount will be withdrawn from all accounts in which you have a balance; or

- withdrawing only the interest credited to the fixed account over the systematic withdrawal period.

MINIMUM CERTIFICATE VALUE                 $5,000
MINIMUM SYSTEMATIC WITHDRAWAL AMOUNT      $ 100

--------------------------------------------------------------------------------

SURRENDERS
You may surrender all or part of your certificate at any time before annuity payouts begin by sending us a written request or calling us. We will process your surrender request on the valuation date we receive it. We will compute the value of your certificate at the next accumulation unit value calculated after we receive your request. For total surrenders we may ask you to return the certificate. You may have to pay surrender charges (see "Charges") and IRS taxes and penalties (see "Taxes"). You cannot make surrenders after annuity payouts begin.

SURRENDER POLICIES
If you have a balance in more than one account and you request a partial surrender, we will withdraw money from all your subaccounts and/or the fixed account in the same proportion as your value in each account correlates to your total certificate value, unless you request otherwise.

RECEIVING PAYMENT
By regular or express mail:

- payable to you.

- mailed to address of record within seven days after receiving your request.

However, we may postpone the payment if:

  -- the surrender amount includes a purchase payment check that has not cleared;

  -- the NYSE is closed, except for normal holiday and weekend closings;

  -- trading on the NYSE is restricted, according to SEC rules;

  -- an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

  -- the SEC permits us to delay payment for the protection of security holders.

NOTE: We will charge you a fee if you request express mail delivery.

21 PROSPECTUS

SYMPHONY ANNUITY

--------------------------------------------------------------------------------

TSA -- SPECIAL SURRENDER PROVISIONS
Participants in tax-sheltered annuities: The Code imposes certain restrictions on your right to receive early distributions from a TSA:

-Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:
 -- you are at least age 59 1/2;
 -- you are disabled as defined in the Code;
 -- you separated from the service of the employer who purchased the certificate; or
 -- the distribution is because of your death.

- If you encounter a financial hardship (as defined by the Code), you may receive a distribution of all certificate values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

- Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").

- The employer must comply with certain nondiscrimination requirements for certain types of contributions under a TSA certificate to be excluded from taxable income. You should consult your employer to determine whether the nondiscrimination rules apply to you.

- The above restrictions on distributions do not affect the availability of the amount credited to the certificate as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of certificate value within the certificate, or to another registered variable annuity contract or investment vehicle available through the employer.

--------------------------------------------------------------------------------

CHANGING OWNERSHIP
You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our office. The change will become binding upon us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your certificate as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code.

BENEFITS IN CASE OF DEATH
If you or the annuitant die before the retirement date while the certificate is in force we will pay the beneficiary as follows:

Before the initial fifth certificate anniversary, the beneficiary receives the greater of:

- the certificate value; or

- the amount of purchase payments (minus any surrenders).

On or after the initial fifth certificate anniversary, and each subsequent fifth certificate anniversary, the beneficiary receives the greater of:

- the certificate value; or

22 PROSPECTUS

SYMPHONY ANNUITY

--------------------------------------------------------------------------------

-a minimum guaranteed death benefit which equals:
 -- the death benefit calculated as of the previous fifth certificate anniversary;
 -- plus any purchase payments made since the previous fifth certificate anniversary;
 -- minus any surrenders since the previous fifth certificate anniversary.

If a certificate has more than one person as owner, we will pay benefits upon the first to die of any owner or the annuitant.

IF YOUR SPOUSE IS SOLE BENEFICIARY under a nonqualified annuity and you die before the retirement date, your spouse may keep the certificate as owner. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the certificate in force.

Under a qualified annuity, if the annuitant dies before the Code requires distributions to begin, and the spouse is the only beneficiary, the spouse may keep the annuity as owner until the date on which the annuitant would have reached 70 1/2 or any other date permitted by the Code. To do this, the spouse must give us written instructions within 60 days after we receive proof of death.

PAYMENTS: Under a nonqualified annuity we will pay the beneficiary in a single sum unless you give us other written instructions. We must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

- the beneficiary asks us in writing within 60 days after we receive proof of death; and

- payouts begin no later than one year after your death, or other date as permitted by the Code; and

- the payout period does not extend beyond the beneficiary's life or life expectancy.

When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the certificate's value at the next accumulation unit value calculated after our death claim requirements are fulfilled. We will pay interest, if any, from the date of death at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled. Other rules may apply to qualified annuities. (see "Taxes").

--------------------------------------------------------------------------------

THE ANNUITY PAYOUT PERIOD
The amount available on the retirement date to provide payments under a retirement payment plan is the current value of your investment, called the contract value. Because Portfolio or Fund investments (other than those in the Money Market Portfolio) fluctuate in value each day, there can be no guarantee that the certificate value will exceed, or even equal, the amount of your purchase payments. You will receive quarterly statements showing your certificate value and any other information required by applicable law at least annually.

On your retirement date, the certificate value is applied to our current fixed table of settlement rates, which will be at least as favorable as that contained in the certificate.

We then calculate lifetime annuity payments according to the retirement payment plan you choose.

A unisex table of settlement rates will apply, except when the certificate is used to fund an IRA or a nonqualified plan.

23 PROSPECTUS

SYMPHONY ANNUITY

------------------------------------------------------------------

PAYOUT OPTIONS AT RETIREMENT
As the owner of the certificate, you have the right to decide how we will make retirement payments. You may select one of the retirement payment plans outlined below, or we may mutually agree on other payment arrangements. We will make annuity payments on a fixed basis. A fixed annuity is one with payments that are guaranteed by us as to dollar amount. Fixed annuity payments after the first payment will never be less than the first payment.

RETIREMENT PAYMENT PLANS -- You may choose any one of these payment plans by giving us written instructions at least 30 days before the retirement date:

- PLAN A - LIFE ANNUITY - NO REFUND -- We make monthly payments until the annuitant's death. Payments end with the last monthly payment before the annuitant's death. We will not make any further payments. You should understand that if the annuitant dies after only the first monthly payment, we will not make any more payments.

- PLAN B - LIFE ANNUITY WITH 5, 10 OR 15 YEARS CERTAIN -- We make monthly payments until the annuitant's death. However, payments are guaranteed for 5, 10 or 15 years. If the annuitant dies before all guaranteed payments have been made, we will continue making those guaranteed payments to you, if living; if not, to your beneficiary; or, if no beneficiary is named, to your estate.

- PLAN C - LIFE ANNUITY - INSTALLMENT REFUND -- We make monthly payments until the annuitant's death. However, payments are guaranteed to continue for at least the number of months determined by dividing the certificate value at the time of retirement by the amount of the monthly payment. If the annuitant dies before all guaranteed payments have been made, we will continue making those guaranteed payments to you, if living; if not, to your beneficiary; or, if no beneficiary is named, to your estate.

- PLAN D - JOINT AND LAST SURVIVOR LIFE ANNUITY - NO REFUND -- We make monthly payments while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payments at the full amount until the death of the surviving annuitant. Payments end with the death of the second annuitant, and we will make no further payments. You should understand that if both the annuitant and the joint annuitant die after only the first monthly payment, we will make no further payments.

- PLAN E - PERIOD CERTAIN ANNUITY -- We make monthly payments for a period of years that you elect. The period of years may be no less than 10 years and no more than 30 years. Even if the annuitant lives beyond the period of years selected, we will make no further payments. However, if the annuitant dies before the end of the period selected, we will continue making monthly payments to you, if living; if not, to your beneficiary; or, if no beneficiary is named, to your estate.

RESTRICTIONS FOR SOME QUALIFIED PLANS -- If you purchased a qualified annuity in connection with a Section 401(k) plan, custodial or trusteed plan, or as an IRA or TSA, you may be required to select a payment plan (in accordance with the applicable provisions of the Code) that provides for payments:

- over the life of the annuitant;

- over the joint lives of the annuitant and beneficiary;

- for a period not exceeding the life expectancy of the annuitant; or

- for a period not exceeding the joint life expectancies of the annuitant and beneficiary.

IF WE DO NOT RECEIVE INSTRUCTIONS -- You must give us written instructions for paying retirement benefits at least 30 days before the retirement date. If you do not, we will make payments under Plan B, with 120 monthly payments guaranteed.

IF MONTHLY PAYMENTS WOULD BE LESS THAN $50 -- We will calculate your certificate value at the retirement date. If the calculations show that monthly payments would be less than $50, we reserve the right to change the frequency of the retirement payments or to pay the certificate value in one lump sum.

24 PROSPECTUS

SYMPHONY ANNUITY

--------------------------------------------------------------------------------

DEATH AFTER RETIREMENT PAYMENTS BEGIN -- If you or the annuitant die after retirement payments begin, we will pay any amount payable to the beneficiary as provided in the retirement payment plan in effect.

--------------------------------------------------------------------------------

TAXES
Generally, under current law, any increase in your certificate value is taxable to you only when you receive a payout or surrender (see detailed discussion below). Any portion of the annuity payouts and any surrenders you request that represent ordinary income are normally taxable. We will send you a tax information reporting form for any year in which we made a taxable distribution according to our records.

Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions during your life and after your death. You should refer to our retirement plan or adoption agreement, or consult a tax advisor for more information about these distribution rules.

QUALIFIED ANNUITIES: We designed this certificate for use with qualified retirement plans. Special rules apply to these retirement plans. Your rights to benefits may be subject to the terms and conditions of these retirement plans regardless of the terms of the certificate.

ANNUITY PAYOUTS UNDER NONQUALIFIED ANNUITIES: A portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. All amounts you receive after your investment in the certificate is fully recovered will be subject to tax.

Tax law requires that all nonqualified deferred annuity certificates issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified certificate when you take distributions from any one of those certificates.

ANNUITY PAYOUTS UNDER QUALIFIED ANNUITIES: Under a qualified annuity, the entire payout generally is includable as ordinary income and is subject to tax except to the extent that contributions were made with after-tax dollars. If you or your employer invested in your certificate with deductible or pre-tax dollars as part of a qualified retirement plan, such amounts are not considered to be part of your investment in the certificate and will be taxed when paid to you.

SURRENDERS: If you surrender part or all of your certificate before your annuity payouts begin, your surrender payment will be taxed to the extent that the value of your certificate immediately before the surrender exceeds your investment. You also may have to pay a 10% IRS penalty for surrenders you make before reaching age 59 1/2 unless certain exceptions apply. For qualified annuities, other penalties may apply if you surrender your certificate before your plan specifies that you can receive payouts.

DEATH BENEFITS TO BENEFICIARIES: The death benefit under a certificate is not tax-exempt. Any amount your beneficiary receives that represents previously deferred earnings within the certificate is taxable as ordinary income to the beneficiary in the years he or she receives the payments.

ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR TRUSTS: For nonqualified annuities any annual increase in the value of annuities held by such entities generally will be treated as ordinary income received during that year. This provision is effective for purchase payments made after Feb. 28, 1986. However, if the trust was set up for the benefit of a natural person only, the income will remain tax-deferred.

PENALTIES: If you receive amounts from your certificate before reaching age
59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received by you or your beneficiary:

- because of your death;

- because you become disabled (as defined in the Code);

25 PROSPECTUS

SYMPHONY ANNUITY

--------------------------------------------------------------------------------

- if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary); or

- if it is allocable to an investment before Aug. 14, 1982 (except for qualified annuities).

For a qualified annuity, other penalties or exceptions may apply if you surrender your certificate before your plan specifies that payouts can be made.

WITHHOLDING, GENERALLY: If you receive all or part of the certificate value, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual tax return.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the distribution is any other type of payment (such as a partial or full surrender), we compute withholding using 10% of the taxable portion. Similar to above, as long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have this withholding occur.

If you take a distribution from a certificate offered under a Section 457 plan (deferred compensation plan of state and local governments and tax-exempt organizations), we compute withholding using payroll methods, depending upon the type of payment.

Some states also impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from any payment from which we deduct federal withholding. The withholding requirements may differ if we are making payment to a non-U.S. citizen or if we deliver the payment outside the United States.

WITHHOLDING FROM QUALIFIED ANNUITIES: If you receive directly all or part of the certificate value from a qualified annuity (except an IRA, SEP, or Section 457 plan), mandatory 20% federal income tax withholding (and possible state income tax withholding) generally will be imposed at the time the payout is made. This mandatory withholding is in place of the elective withholding discussed above. This mandatory withholding will not be imposed if:

- instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan;

- the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more; or

- the payout is a minimum distribution required under the Code.

Payments we make to a surviving spouse instead of being directly rolled over to an IRA also may be subject to mandatory 20% income tax withholding.

State withholding also may be imposed on taxable distributions.

TRANSFER OF OWNERSHIP OF A NONQUALIFIED ANNUITY: If you transfer a nonqualified annuity without receiving adequate consideration, the transfer is a gift and also may be a surrender for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the certificate will be the value of the certificate at the time of the transfer.

26 PROSPECTUS

SYMPHONY ANNUITY

--------------------------------------------------------------------------------

COLLATERAL ASSIGNMENT OF A NONQUALIFIED ANNUITY: If you collaterally assign or pledge your certificate, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a surrender.

IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your certificate.

TAX QUALIFICATION: We intend that the certificate qualify as an annuity for federal income tax purposes. To that end, the provisions of the certificate are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the certificate. We reserve the right to amend the certificate to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the certificate to any applicable changes in the tax qualification requirements. We will send you a copy of any such amendment.

--------------------------------------------------------------------------------

VOTING RIGHTS
As an owner with investments in the subaccounts, you may vote on important fund policies. We will vote fund shares according to your instructions.

The number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

We calculate votes separately for each subaccount. We will send notice of these meetings, proxy materials and a statement of the number of votes to which the voter is entitled.

We will vote shares for which we have not received instructions in the same proportion as the votes for which we have received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we have received instructions.

--------------------------------------------------------------------------------

ABOUT THE SERVICE PROVIDERS

PRINCIPAL UNDERWRITER
Salomon Smith Barney Inc., a Delaware Corporation, is the principal underwriter for the contracts. Its offices are located at 388 Greenwich Street, New York, NY 10013. Salomon Smith Barney Inc. is a wholly-owned subsidiary of Smith Barney and an indirect wholly-owned subsidiary of Travelers Group Inc. Travelers Group Inc. is a diversified financial services holding company.

ISSUER
IDS Life of New York issues the certificates. IDS Life of New York is a wholly-owned subsidiary of IDS Life, which is a wholly-owned subsidiary of AEFC. AEFC is a wholly-owned subsidiary of American Express Company, a financial services company headquartered in New York City.

IDS Life of New York is a stock life insurance company organized in 1972 under the laws of the State of New York and is located at 20 Madison Avenue Extension, Albany, New York 12203. Its mailing address is P.O. Box 5144, Albany, NY 12205. IDS Life of New York conducts a conventional life insurance business in New York.

IDS Life of New York pays total commissions of up to 7.0% of the total purchase payments it receives on the certificate.

27 PROSPECTUS

SYMPHONY ANNUITY

--------------------------------------------------------------------------------

LEGAL PROCEEDINGS
A number of lawsuits have been filed against life and health insurers in jurisdictions in which we do business involving insurers' sales practices, alleged agent misconduct, failure to properly supervise agents, and other matters. We, like other life and health insurers, from time to time are involved in such litigation. On October 13, 1998, an action entitled Richard W. and Elizabeth J. Thoresen vs. American Express Financial Corporation, American Centurion Life Assurance Company, American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company and IDS Life Insurance Company of New York was commenced in Minnesota state court. The action was brought by individuals who purchased an annuity in a qualified plan. They allege that the sale of annuities in tax-deferred contributory retirement investment plans (e.g., IRAs) is never appropriate. The plaintiffs purport to represent a class consisting of all persons who made similar purchases. The plaintiffs seek damages in an unspecified amount. We also are defendants in various other lawsuits. In our opinion, none of these lawsuits will have a material adverse effect on our financial condition.

--------------------------------------------------------------------------------

YEAR 2000
The Year 2000 issue is the result of computer programs having been written using two digits rather than four to define a year. Any programs that have time-sensitive software may recognize a date using "00" as the year 1900 rather than 2000. This could result in the failure of major systems or miscalculations, which could have a material impact on the operations of IDS Life of New York and the variable account. IDS Life of New York and the variable account have no computer systems of their own but is dependent upon the systems of AEFC and certain other third parties.

A comprehensive review of AEFC's computer systems and business processes has been conducted to identify the major systems that could be affected by the Year 2000 issue. Steps are being taken to resolve any potential problems including modification to existing software and the purchase of new software. These measures are scheduled to be completed and tested on a timely basis. AEFC's target date for substantially completing corrective measures on business critical systems was Dec. 31, 1998. Substantial testing of systems was targeted for completion early in 1999. AEFC currently is on track with this schedule and also is on track to finish the work on non-critical systems by June 30, 1999. The Year 2000 readiness of other third parties whose system failures could have an impact on IDS Life of New York's and the variable account's operations continues to be evaluated. The potential materiality of any such impact is not known at this time.

AEFC's Year 2000 project includes establishing Year 2000 contingency plans for all key business units. Business continuation plans, which address business continuation in the event of a system disruption, are in place for all key business units. These plans are being amended to include specific Year 2000 considerations and will continue to be refined throughout 1999 as additional information related to potential Year 2000 exposure is gathered.

28 PROSPECTUS

SYMPHONY ANNUITY

TABLE OF CONTENTS OF THE STATEMENT
OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                                                    PAGE

Performance Information...........................    3

Calculating Annuity Payouts.......................    5

Rating Agencies...................................    5

Principal Underwriter.............................    6

Independent Auditors..............................    6

Financial Statements

--------------------------------------------------------------------------------

29 PROSPECTUS

SYMPHONY ANNUITY

--------------------------------------------------------------------------------

                Please check the box to receive a copy of the Statement of Additional Information:

                 / / Symphony Annuity

                 / / Greenwich Street Series Fund

                 / / IDS Life Retirement Annuity Mutual Funds

                     MAIL YOUR REQUEST TO:

                     IDS Life Insurance Company of New York
                     20 Madison Avenue Extension
                     P.O. Box 5144
                     Albany, NY 12705

                     WE WILL MAIL YOUR REQUEST TO:

Your name ---------------------
Address ---------------------
City ---------------------           State -------             Zip -------

31 PROSPECTUS

SYMPHONY

--------------------------------------------------------------------------------

IDS Life Insurance Company
Of New York
P.O. Box 5144
Albany, NY 12205

IN0800                                                           S-6226 K (4/99)

                       STATEMENT OF ADDITIONAL INFORMATION

                                       for

                                SYMPHONY ANNUITY

                        IDS LIFE OF NEW YORK ACCOUNT SBS

                                 April 30, 1999

IDS Life of New York Account SBS is a separate account established and maintained by IDS Life Insurance Company of New York (IDS Life of New York).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained from your financial consultant, or by writing or calling us at the address and telephone number below. The prospectus is incorporated in this SAI by reference.


IDS Life of New York
20 Madison Avenue Extension
Albany, NY  12203
800-366-3446

SYMPHONY ANNUITY-IDS LIFE OF NEW YORK ACCOUNT SBS


                                TABLE OF CONTENTS

Performance Information..........................................p.3

Calculating Annuity Payouts......................................p.5

Rating Agencies..................................................p.5

Principal Underwriter............................................p.6

Independent Auditors.............................................p.6

Financial Statements

PERFORMANCE INFORMATION
-------------------------------------------------------------------------------

The subaccounts may quote various performance figures to illustrate past performance. We base total return and current yield quotations (if applicable) on standardized methods of computing performance as required by the Securities and Exchange Commission (SEC). An explanation of the methods used to compute performance follows below.

Average Annual Total Return

We will express quotations of average annual total return for the subaccounts in terms of the average annual compounded rate of return of a hypothetical investment in the contract over a period of one, five and 10 years (or, if less, up to the life of the variable subaccounts), calculated according to the following formula:

                                  P(1+T)n = ERV

where:         P =  a hypothetical initial payment of $1,000
               T =  average annual total return
               n =  number of years
             ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the period, at the end of the period (or fractional period thereof)

Cumulative Total Return

Aggregate total return represents the cumulative change in value of an investment for a given period (reflecting change in a subaccount's accumulation unit value). We compute aggregate total return using the following formula:

                                     ERV - P
                                        P

where:                P =  a hypothetical initial payment of $1,000
                    ERV =  Ending  Redeemable  Value of a hypothetical  $1,000 payment made at the beginning of the period, at the end of the period (or fractional period thereof)

The SEC requires that we assume that you withdraw the entire certificate at the end of the one-, five-, and 10- year periods (or, if less, up to the life of the subaccount). In addition, we may show performance figures without the deduction of a surrender charge. All total return figures reflect the deduction of all applicable charges including the certificate administrative charge, the variable account administrative charge and the mortality and expense risk fee.

Annualized Calculation of Yield for Subaccounts Investing in Money Market Fund

Simple Yield:

For the subaccounts investing in the money market fund, we base quotations of simple yield on:
         (a) the change in the value of a hypothetical subaccount (exclusive of capital changes and income other than investment income) at the beginning of a particular seven-day period;
         (b) less a pro rata share of the subaccount expenses accrued over the period;
         (c) dividing this difference by the value of the subaccount at the beginning of the period to obtain the base period return; and
         (d) multiplying the base period return by 365/7.

The subaccount's value includes:
o any declared dividends,
o the value of any shares purchased with dividends paid during the period, and
o any dividends declared for such shares.

It does not include:
o the effect of any applicable surrender charge, or o any realized or unrealized gains or losses.

Annualized Compound Yield:

We calculate compound yield using the base period return described above, which we then compound according to the following formula:

Compound Yield = [(Base Period Return + 1)365/7] -1

Annualized Yield for Subaccounts Investing in Income Funds

For the subaccounts investing in income funds, we base quotations of yield on all investment income earned during a particular 30-day period, less expenses accrued during the period (net investment income) and compute it by dividing net investment income per accumulation unit by the value of an accumulation unit on the last day of the period, according to the following formula:

                                        YIELD = 2[(  a-b  + 1)6 - 1]
                                                     cd

where: a = dividends and investment income earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of accumulation units outstanding during the period that were entitled to receive dividends
          d = the maximum offering price per accumulation unit on the last day of the period

The subaccount earns yield from the increase in the net asset value of shares of the fund in which it invests and from dividends declared and paid by the fund, which are automatically invested in shares of the fund.

Independent rating or statistical services or publishers or publications such as those listed below may quote subaccount performance, compare it to rankings, yields or returns, or use it in variable annuity accumulation or settlement illustrations they publish or prepare.

         The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.

CALCULATING ANNUITY PAYOUTS

We guarantee the fixed annuity payout amounts. Once calculated, the payout will remain the same and never change. To calculate annuity payouts we:

o take the total value of the fixed account and the variable subaccounts at the annuity start date, retirement date, or the date selected to begin receiving annuity payouts; then
o using an annuity table we apply the value according to the annuity payout plan selected.

The table will be equal to or greater than the table in the contract.

The annuity payout table we use will be the one in effect at the time chosen to begin annuity payouts.

RATING AGENCIES

The following chart reflects the ratings given to us by independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. This information does not relate to the management or performance of the subaccounts of the contract. This information relates only to the fixed account and reflects our ability to make annuity payouts and to pay death benefits and other distributions from the contract.


    Rating Agency              Rating

      A.M. Best                  A+
                             (Superior)
-----------------------

    Duff & Phelps               AAA
-----------------------

       Moody's                  Aa2

PRINCIPAL UNDERWRITER

The principal underwriter for the certificate is Smith Barney Inc., which offers the contract on a continuous basis.

Surrender charges received by Smith Barney Inc. for the last three years aggregated total $886,431, $688,455, and $551,374, respectively.

Commissions paid by Smith Barney Inc.for the last three years aggregated total $1,115,312, $1,067,783, and $1,036,511, respectively.

INDEPENDENT AUDITORS

The financial statements appearing in this SAI have been audited by Ernst & Young LLP (1400 Pillsbury Center, 200 South Sixth Street, Minneapolis, MN 55402) independent auditors, as stated in their report appearing herein.

FINANCIAL STATEMENTS

IDS Life of New York Account SBS

Annual Financial Information

Report of Independent Auditors

The Board of Directors
IDS Life Insurance Company of New York

We have audited the accompanying individual and combined statements of net assets of the segregated asset subaccounts of IDS Life of New York Account SBS (comprised of subaccounts BAP, BDS, BEG, BEM, BEX, BGI, BIH, BIE, BMO, BTR, BCR, BMG AND BSI) as of December 31, 1998, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the management of IDS Life Insurance Company of New York. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1998 with the affiliated and unaffiliated mutual fund managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual and combined financial position of the segregated asset subaccounts of IDS Life of New York Account SBS at December 31, 1998 and the individual and combined results of their operations and the changes in their net assets for the periods described above, in conformity with generally accepted accounting principles.


/s/Ernst & Young LLP
Ernst & Young LLP
Minneapolis, Minnesota
March 12, 1999



IDS Life of New York Account SBS

Statements of Net Assets                                                                                 Dec. 31, 1998

                                                                           Segregated Asset Subaccount

Assets                                                          BAP            BDS             BEG             BEM
Investments in shares of mutual funds and portfolios:
    at cost                                                 $ 3,702,664     $1,987,670       $ 813,127     $ 1,194,096
                                                            -----------     ----------       ---------     -----------
    at market value                                         $ 5,818,918     $2,148,660     $ 1,214,291     $ 1,636,523
Dividends receivable                                                  -              -               -               -
Receivable from mutual funds and portfolios
for share redemptions                                                 7              -               -               -
                                                                      -          -----           -----           -----
Total assets                                                  5,818,925      2,148,660       1,214,291       1,636,523
                                                              =========      =========       =========       =========

Liabilities
Payable to IDS Life of New York for:
Mortality and expense risk fee                                    6,192          2,285           1,306           1,730
Administrative charge                                             1,238            457             261             346
Certificate terminations                                              7              -               -               -
Payable to mutual funds and portfolios
for investments purchased                                             -              -               -               -
                                                                  -----          -----            ----            ----
Total liabilities                                                 7,437          2,742           1,567           2,076
                                                                  -----          -----           -----           -----
Net assets applicable to contracts in
accumulation period                                           5,811,488      2,145,918       1,212,724       1,634,447
                                                              =========      =========       =========       =========
Accumulation units outstanding                                2,640,863      1,506,706         485,683         944,888
                                                              =========      =========         =======         =======
Net asset value per accumulation unit                            $ 2.20         $ 1.42          $ 2.50          $ 1.73
                                                                 ======         ======          ======          ======



Assets                                                          BEX            BGI             BIH
Investments in shares of mutual funds and portfolios:
    at cost                                                 $ 1,364,558    $ 2,214,314     $ 1,878,744
                                                            -----------    -----------     -----------
    at market value                                         $ 3,092,093    $ 3,159,747     $ 1,977,322
Dividends receivable                                                  -              -               -
Receivable from mutual funds and portfolios
for share redemptions                                                 9              7               -
                                                                      -              -             ---
Total assets                                                  3,092,102      3,159,754       1,977,322
                                                              =========      =========       =========

Liabilities
Payable to IDS Life of New York for:
Mortality and expense risk fee                                    3,268          3,348           2,097
Administrative charge                                               654            670             419
Certificate terminations                                              9              7               -
Payable to mutual funds and portfolios
for investments purchased                                             -              -               -
                                                                   ----           ----            ----
Total liabilities                                                 3,931          4,025           2,516
                                                                  -----          -----           -----
Net assets applicable to contracts in
accumulation period                                           3,088,171      3,155,729       1,974,806
                                                              =========      =========       =========
Accumulation units outstanding                                1,141,269      1,553,578       1,532,565
                                                              =========      =========       =========
Net asset value per accumulation unit                            $ 2.71         $ 2.03          $ 1.29
                                                                 ======         ======          ======

See accompanying notes to financial statements.


IDS Life of New York Account SBS

Statements of Net Assets (continued)                                                                    Dec. 31, 1998

                                                                             Segregated Asset Subaccount

Assets                                                          BIE             BMO             BTR             BCR
Investments in shares of mutual funds and portfolios:
    at cost                                               $   845,816       $ 534,184     $ 1,773,129        $ 21,212
                                                          -----------       ---------     -----------        --------
    at market value                                       $ 1,164,227       $ 534,185     $ 2,380,021        $ 25,215
Dividends receivable                                                -               -               -               -
Receivable from mutual funds and portfolios
for share redemptions                                               -               -               7              32
                                                                 ----             ---               -              --
Total assets                                                1,164,227         534,185       2,380,028          25,247
                                                            =========         =======       =========          ======

Liabilities
Payable to IDS Life of New York for:
Mortality and expense risk fee                                  1,316             593           2,599              27
Administration charge                                             263             119             519               5
Certificate terminations                                            -               -               7               -
Payable to mutual funds and portfolios
for investments purchased                                           -               -               -               -
                                                                  ---              --             ---              --
Total liabilities                                               1,579             712           3,125              32
                                                                -----             ---           -----              --
Net assets applicable to contracts in
accumulation period                                         1,162,648         533,473       2,376,903          25,215
                                                            =========         =======       =========          ======
Accumulation units outstanding                                887,562         458,120       1,206,105          14,059
                                                              =======         =======       =========          ======
Net asset value per accumulation unit                          $ 1.31          $ 1.16          $ 1.97          $ 1.79
                                                               ======          ======          ======          ======

                                                                                              Combined
                                                                                              Variable
Assets                                                           BMG             BSI           Account
Investments in shares of mutual funds and portfolios:
    at cost                                                       $ -        $ 18,351     $ 16,347,865
                                                                  ---        --------     ------------
    at market value                                               $ -        $ 17,088     $ 23,168,290
Dividends receivable                                                -             105              105
Receivable from mutual funds and portfolios
for share redemptions                                               -               -               62
                                                                  ---             ---               --
Total assets                                                        -          17,193       23,168,457
                                                                  ---          ======       ==========

Liabilities
Payable to IDS Life of New York for:
Mortality and expense risk fee                                      -              18           24,779
Administration charge                                               -               4            4,955
Certificate terminations                                            -               -               30
Payable to mutual funds and portfolios
for investments purchased                                           -              83               83
                                                                  ---              --               --
Total liabilities                                                   -             105           29,847
                                                                  ---             ---           ------
Net assets applicable to contracts in
accumulation period                                                 -          17,088       23,138,610
                                                                  ===          ======       ==========
Accumulation units outstanding                                      -          15,296
                                                                  ===          ======
Net asset value per accumulation unit                             $ -          $ 1.12
                                                                  ===          ======

See accompanying notes to financial statements.


IDS Life of New York Account SBS

Statements of Operations                                                                     Year ended Dec. 31, 1998

                                                                             Segregated Asset Subaccount

Investment income                                                 BAP            BDS             BEG             BEM
Dividend income from mutual funds and portfolios              $ 315,981      $ 141,671       $ 176,197       $ 138,450
Expenses:
Mortality and expense risk fee                                   73,309         29,347          13,769          20,431
Administrative charge                                            14,662          5,870           2,754           4,086
                                                                 ------          -----           -----           -----
Total expenses                                                   87,971         35,217          16,523          24,517
                                                                 ------         ------          ------          ------
Investment income (loss) - net                                  228,010        106,454         159,674         113,933
                                                                =======        =======         =======         =======

Realized and unrealized gain (loss) on investments - net
Realized gain (loss) on sales of investments
in mutual funds and portfolios:
Proceeds from sales                                           1,129,327        515,789         259,853         331,961
Cost of investments sold                                        744,655        477,415         191,746         247,993
                                                                -------        -------         -------         -------
Net realized gain (loss) on investments                         384,672         38,374          68,107          83,968
Net change in unrealized appreciation or
depreciation of investments                                     332,093        (33,283)        101,896          32,668
                                                                -------        -------         -------          ------
Net gain (loss) on investments                                  716,765          5,091         170,003         116,636
                                                                -------          -----         -------         -------
Net increase (decrease) in net assets
resulting from operations                                     $ 944,775      $ 111,545       $ 329,677       $ 230,569
                                                              =========      =========       =========       =========



Investment income                                                 BEX            BGI             BIH
Dividend income from mutual funds and portfolios               $ 29,490      $ 361,323       $ 132,811
Expenses:
Mortality and expense risk fee                                   34,740         39,134          25,725
Administrative charge                                             6,948          7,827           5,145
                                                                  -----          -----           -----
Total expenses                                                   41,688         46,961          30,870
                                                                 ------         ------          ------
Investment income (loss) - net                                  (12,198)       314,362         101,941
                                                                =======        =======         =======

Realized and unrealized gain (loss) on investments - net
Realized gain (loss) on sales of investments
in mutual funds and portfolios:
Proceeds from sales                                             322,884        364,972         253,404
Cost of investments sold                                        156,962        246,617         243,452
                                                                -------        -------         -------
Net realized gain (loss) on investments                         165,922        118,355           9,952
Net change in unrealized appreciation or
depreciation of investments                                     525,208       (122,734)         (7,465)
                                                                -------       --------          ------
Net gain (loss) on investments                                  691,130         (4,379)          2,487
                                                                -------         ------           -----
Net increase (decrease) in net assets
resulting from operations                                     $ 678,932      $ 309,983       $ 104,428
                                                              =========      =========       =========

See accompanying notes to financial statements.



IDS Life of New York Account SBS

Statements of Operations (continued)                                                         Year ended Dec. 31, 1998

                                                                           Segregated Asset Subaccount

Investment income                                               BIE             BMO             BTR             BCR
Dividend income from mutual funds and portfolios              $ 6,258        $ 24,056       $ 140,399         $ 1,830
Expenses:
Mortality and expense risk fee                                 17,151           6,969          33,012             266
Administrative charge                                           3,430           1,394           6,603              53
                                                                -----           -----           -----              --
Total expenses                                                 20,581           8,363          39,615             319
                                                               ------           -----          ------             ---
Investment income (loss) - net                                (14,323)         15,693         100,784           1,511
                                                              =======          ======         =======           =====

Realized and unrealized gain (loss) on investments - net
Realized gain (loss) on sales of investments
in mutual funds and portfolios:
Proceeds from sales                                           449,690         314,016         557,274           2,067
Cost of investments sold                                      357,096         314,015         412,197           1,855
                                                              -------         -------         -------           -----
Net realized gain (loss) on investments                        92,594               1         145,077             212
Net change in unrealized appreciation or
depreciation of investments                                   118,017              (2)       (158,222)          2,620
                                                              -------              --        --------           -----
Net gain (loss) on investments                                210,611              (1)        (13,145)          2,832
                                                              -------              --         -------           -----
Net increase (decrease) in net assets
resulting from operations                                   $ 196,288        $ 15,692        $ 87,639         $ 4,343
                                                            =========        ========        ========         =======

                                                                                              Combined
                                                                                              Variable
Investment income                                               BMG             BSI            Account
Dividend income from mutual funds and portfolios                    -         $ 1,221      $ 1,469,687
Expenses:
Mortality and expense risk fee                                      -             204          294,057
Administrative charge                                               -              41           58,813
                                                                  ---              --           ------
Total expenses                                                      -             245          352,870
                                                                  ---             ---          -------
Investment income (loss) - net                                      -             976        1,116,817
                                                                  ===             ===        =========

Realized and unrealized gain (loss) on investments - net
Realized gain (loss) on sales of investments
in mutual funds and portfolios:
Proceeds from sales                                                 -               6        4,501,243
Cost of investments sold                                            -               6        3,394,009
                                                                  ---              --        ---------
Net realized gain (loss) on investments                             -               -        1,107,234
Net change in unrealized appreciation or
depreciation of investments                                         -          (1,050)         789,746
                                                                  ---          ------          -------
Net gain (loss) on investments                                      -          (1,050)       1,896,980
                                                                  ---          ------        ---------
Net increase (decrease) in net assets
resulting from operations                                         $ -           $ (74)     $ 3,013,797
                                                                  ===           =====      ===========

See accompanying notes to financial statements.



IDS Life of New York Account SBS

Statements of Changes in Net Assets                                                           Year ended Dec. 31, 1998

                                                                           Segregated Asset Subaccount

Operations                                                        BAP            BDS             BEG             BEM
Investment income (loss) - net                                $ 228,010      $ 106,454       $ 159,674       $ 113,933
Net realized gain (loss) on investments                         384,672         38,374          68,107          83,968
Net change in unrealized appreciation or
depreciation of investments                                     332,093        (33,283)        101,896          32,668
                                                                -------        -------         -------          ------
Net increase (decrease) in net assets
resulting from operations                                       944,775        111,545         329,677         230,569
                                                                =======        =======         =======         =======

Certificate transactions
Certificate purchase payments                                       790            250           1,511              40
Net transfers*                                                   36,767        (11,879)         (1,881)        (96,995)
Certificate terminations:
Surrender benefits and certificate charges                     (944,728)      (452,258)       (192,040)       (172,806)
Death benefits                                                   (5,069)        (3,360)              -               -
                                                                 ------         ------
Increase (decrease) from certificate transactions              (912,240)      (467,247)       (192,410)       (269,761)
                                                               --------       --------        --------        --------
Net assets at beginning of year                               5,778,953      2,501,620       1,075,457       1,673,639
                                                              ---------      ---------       ---------       ---------
Net assets at end of year                                   $ 5,811,488     $2,145,918     $ 1,212,724     $ 1,634,447
                                                            ===========     ==========     ===========     ===========

Accumulation unit activity
Units outstanding at beginning of year                        3,081,905      1,841,311         581,926       1,115,107
Certificate purchase payments                                       376            179             688              25
Net transfers*                                                   16,941         (8,776)         (3,519)        (61,993)
Certificate terminations:
Surrender benefits and certificate charges                     (455,931)      (323,573)        (93,412)       (108,251)
Death benefits                                                   (2,428)        (2,435)              -               -
                                                                 ------         ------
Units outstanding at end of year                              2,640,863      1,506,706         485,683         944,888
                                                              =========      =========         =======         =======



Operations                                                        BEX            BGI             BIH
Investment income (loss) - net                                $ (12,198)     $ 314,362       $ 101,941
Net realized gain (loss) on investments                         165,922        118,355           9,952
Net change in unrealized appreciation or
depreciation of investments                                     525,208       (122,734)         (7,465)
                                                                -------       --------          ------
Net increase (decrease) in net assets
resulting from operations                                       678,932        309,983         104,428
                                                                =======        =======         =======

Certificate transactions
Certificate purchase payments                                     2,282            790              40
Net transfers*                                                   26,626        (67,853)         28,071
Certificate terminations:
Surrender benefits and certificate charges                     (283,467)      (233,756)       (194,250)
Death benefits                                                        -              -         (25,951)
                                                                -------         ------         -------
Increase (decrease) from certificate transactions              (254,559)      (300,819)       (192,090)
                                                               --------       --------        --------
Net assets at beginning of year                               2,663,798      3,146,565       2,062,468
                                                              ---------      ---------       ---------
Net assets at end of year                                   $ 3,088,171    $ 3,155,729     $ 1,974,806
                                                            ===========    ===========     ===========

Accumulation unit activity
Units outstanding at beginning of year                        1,246,827      1,708,537       1,683,871
Certificate purchase payments                                       938            388              32
Net transfers*                                                   10,707        (37,294)         22,482
Certificate terminations:
Surrender benefits and certificate charges                     (117,203)      (118,053)       (153,193)
Death benefits                                                        -              -         (20,627)
                                                                 ------          -----         -------
Units outstanding at end of year                              1,141,269      1,553,578       1,532,565
                                                              =========      =========       =========

*Includes  transfer activity from (to) other subaccounts and transfers from (to)
IDS Life of New  York's  fixed  account.

See  accompanying  notes to  financial statements.



IDS Life of New York Account SBS

Statements of Changes in Net Assets (continued)                                              Year ended Dec. 31, 1998

                                                                                      Segregated Asset Subaccount

Operations                                                      BIE             BMO             BTR            BCR
Investment income (loss) - net                              $ (14,323)       $ 15,693       $ 100,784        $ 1,511
Net realized gain (loss) on investments                        92,594               1         145,077            212
Net change in unrealized appreciation or
depreciation of investments                                   118,017              (2)       (158,222)         2,620
                                                              -------              --        --------          -----
Net increase (decrease) in net assets
resulting from operations                                     196,288          15,692          87,639          4,343
                                                              =======          ======          ======          =====

Certificate transactions
Certificate purchase payments                                     500               -               -              -
Net transfers*                                                 (4,283)        204,505          70,437          3,801
Certificate terminations:
Surrender benefits and certificate charges                   (402,817)       (207,850)       (477,886)        (1,764)
Death benefits                                                      -               -         (28,747)             -
                                                                -----           -----         -------          -----
Increase (decrease) from certificate transactions            (406,600)         (3,345)       (436,196)         2,037
                                                             --------          ------        --------          -----
Net assets at beginning of year                             1,372,960         521,126       2,725,460         18,835
                                                            ---------         -------       ---------         ------
Net assets at end of year                                 $ 1,162,648       $ 533,473     $ 2,376,903       $ 25,215
                                                          ===========       =========     ===========       ========

Accumulation unit activity
Units outstanding at beginning of year                      1,226,952         460,369       1,430,157         12,843
Certificate purchase payments                                     377               -               -              -
Net transfers*                                                (10,511)        176,937          34,773          2,368
Certificate terminations:
Surrender benefits and certificate charges                   (329,256)       (179,186)       (244,517)        (1,152)
Death benefits                                                      -               -         (14,308)             -
                                                               ------           -----         -------          -----
Units outstanding at end of year                              887,562         458,120       1,206,105         14,059
                                                              =======         =======       =========         ======

                                                                                             Combined
                                                                                             Variable
Operations                                                      BMG             BSI           Account
Investment income (loss) - net                                    $ -           $ 976     $ 1,116,817
Net realized gain (loss) on investments                             -               -       1,107,234
Net change in unrealized appreciation or
depreciation of investments                                         -          (1,050)        789,746
                                                                  ---          ------         -------
Net increase (decrease) in net assets
resulting from operations                                           -             (74)      3,013,797
                                                                  ===             ===       =========

Certificate transactions
Certificate purchase payments                                       -               -           6,203
Net transfers*                                                      -           2,987         190,303
Certificate terminations:
Surrender benefits and certificate charges                          -              (6)     (3,563,628)
Death benefits                                                      -               -         (63,127)
                                                                  ---             ---         -------
Increase (decrease) from certificate transactions                   -           2,981      (3,430,249)
                                                                  ---           -----      ----------
Net assets at beginning of year                                     -          14,181      23,555,062
                                                                  ---          ------      ----------
Net assets at end of year                                         $ -        $ 17,088    $ 23,138,610
                                                                  ===        ========    ============

Accumulation unit activity
Units outstanding at beginning of year                              -          12,690
Certificate purchase payments                                       -               -
Net transfers*                                                      -           2,611
Certificate terminations:
Surrender benefits and certificate charges                          -              (5)
Death benefits                                                      -               -
                                                                  ---             ---
Units outstanding at end of year                                    -          15,296
                                                                  ---          ------

*Includes  transfer activity from (to) other subaccounts and transfers from (to)
IDS Life of New  York's  fixed  account.

See  accompanying  notes to  financial statements.



IDS Life of New York Account SBS

Statements of Changes in Net Assets                                                           Year ended Dec. 31, 1997

                                                                           Segregated Asset Subaccount

Operations                                                     BAP             BDS              BEG             BEM
Investment income (loss) - net                             $ 286,891        $ 166,937       $ 108,938         $ 54,173
Net realized gain (loss) on investments                      192,823           87,919          76,758           77,763
Net change in unrealized appreciation or
depreciation of investments                                  698,471          (91,948)         13,116          171,680
                                                             -------          -------          ------          -------
Net increase (decrease) in net assets
resulting from operations                                  1,178,185          162,908         198,812          303,616
                                                           =========          =======         =======          =======

Certificate transactions
Certificate purchase payments                                 18,728            9,250           1,494            1,002
Net transfers*                                               183,845         (310,923)         32,472            1,886
Certificate terminations:
Surrender benefits and certificate charges                  (487,735)        (416,699)       (140,652)        (366,749)
Death benefits                                                (7,124)               -               -           (5,232)
                                                              ------            -----           -----           ------
Increase (decrease) from certificate transactions           (292,286)        (718,372)       (106,686)        (369,093)
                                                            --------         --------        --------         --------
Net assets at beginning of year                            4,893,054        3,057,084         983,331        1,739,116
                                                           ---------        ---------         -------        ---------
Net assets at end of year                                $ 5,778,953      $ 2,501,620     $ 1,075,457      $ 1,673,639
                                                         ===========      ===========     ===========      ===========

Accumulation unit activity
Units outstanding at beginning of year                     3,249,343        2,397,158         635,093        1,409,996
Certificate purchase payments                                 10,959            7,154             931              844
Net transfers*                                               109,188         (239,465)         30,057           (1,885)
Certificate terminations:
Surrender benefits and certificate charges                  (283,107)        (323,536)        (84,155)        (289,677)
Death benefits                                                (4,478)               -               -           (4,171)
                                                              ------                                            ------
Units outstanding at end of year                           3,081,905        1,841,311         581,926        1,115,107
                                                           =========        =========         =======        =========



Operations                                                     BEX             BGI              BIH
Investment income (loss) - net                              $ 36,274        $ 206,514       $ 102,406
Net realized gain (loss) on investments                       71,175          104,520           4,218
Net change in unrealized appreciation or
depreciation of investments                                  495,233          248,869          28,961
                                                             -------          -------          ------
Net increase (decrease) in net assets
resulting from operations                                    602,682          559,903         135,585
                                                             -------          -------         -------

Certificate transactions
Certificate purchase payments                                      -            8,487               -
Net transfers*                                               157,307           92,265         435,930
Certificate terminations:
Surrender benefits and certificate charges                   (82,032)        (196,957)        (24,048)
Death benefits                                                     -                -               -
                                                               -----            -----           -----
Increase (decrease) from certificate transactions             75,275          (96,205)        411,882
                                                              ------          -------         -------
Net assets at beginning of year                            1,985,841        2,682,867       1,515,001
                                                           ---------        ---------       ---------
Net assets at end of year                                $ 2,663,798      $ 3,146,565     $ 2,062,468
                                                         ===========      ===========     ===========

Accumulation unit activity
Units outstanding at beginning of year                     1,208,198        1,764,354       1,324,173
Certificate purchase payments                                      -            4,896               -
Net transfers*                                                78,081           54,490         380,530
Certificate terminations:
Surrender benefits and certificate charges                   (39,452)        (115,203)        (20,832)
Death benefits                                                     -                -               -
                                                               -----            -----           -----
Units outstanding at end of year                           1,246,827        1,708,537       1,683,871
                                                           =========        =========       =========


*Includes  transfer activity from (to) other subaccounts and transfers from (to)
IDS Life of New  York's  fixed  account.

See  accompanying  notes to  financial statements.



IDS Life of New York Account SBS

Statements of Changes in Net Assets (continued)                                              Year ended Dec. 31, 1997

                                                                           Segregated Asset Subaccount

Operations                                                     BIE             BMO              BTR             BCR
Investment income (loss) - net                             $ (20,942)        $ 11,903        $ 72,824          $ 252
Net realized gain (loss) on investments                       58,953                1         129,800             (3)
Net change in unrealized appreciation or
depreciation of investments                                  (91,306)               5         141,461          3,186
                                                             -------                -         -------          -----
Net increase (decrease) in net assets
resulting from operations                                    (53,295)          11,909         344,085          3,435
                                                             -------           ------         -------          -----

Certificate transactions
Certificate purchase payments                                  1,501                -          39,268              -
Net transfers*                                               (53,403)         246,033         421,173              -
Certificate terminations:
Surrender benefits and certificate charges                  (182,784)        (113,729)       (389,946)            (2)
Death benefits                                                     -                -               -              -
                                                                ----             ----            ----           ----
Increase (decrease) from certificate transactions           (234,686)         132,304          70,495             (2)
                                                            --------          -------          ------             --
Net assets at beginning of year                            1,660,941          376,913       2,310,880         15,402
                                                           ---------          -------       ---------         ------
Net assets at end of year                                $ 1,372,960        $ 521,126     $ 2,725,460       $ 18,835
                                                         ===========        =========     ===========       ========

Accumulation unit activity
Units outstanding at beginning of year                     1,430,246          342,709       1,395,812         12,845
Certificate purchase payments                                  1,252                -          22,336              -
Net transfers*                                               (47,765)         219,667         241,847              -
Certificate terminations:
Surrender benefits and certificate charges                  (156,781)        (102,007)       (229,838)            (2)
Death benefits                                                     -                -               -              -
                                                               -----            -----           -----          -----
Units outstanding at end of year                           1,226,952          460,369       1,430,157         12,843
                                                           =========          =======       =========         ======

                                                                                             Combined
                                                                                             Variable
Operations                                                      BMG              BSI          Account
Investment income (loss) - net                                  $ (7)           $ 577     $ 1,026,740
Net realized gain (loss) on investments                          437                -         804,364
Net change in unrealized appreciation or
depreciation of investments                                     (477)            (213)      1,617,038
                                                                ----             ----       ---------
Net increase (decrease) in net assets
resulting from operations                                        (47)             364       3,448,142
                                                                 ===              ===       =========

Certificate transactions
Certificate purchase payments                                      -                -          79,730
Net transfers*                                               (16,634)          13,817       1,203,768
Certificate terminations:
Surrender benefits and certificate charges                        (2)               -      (2,401,335)
Death benefits                                                     -                -         (12,356)
                                                                ----             ----         -------
Increase (decrease) from certificate transactions            (16,636)          13,817      (1,130,193)
                                                             -------           ------      ----------
Net assets at beginning of year                               16,683                -      21,237,113
                                                              ------            -----      ----------
Net assets at end of year                                        $ -         $ 14,181    $ 23,555,062
                                                                 ===         ========    ============

Accumulation unit activity
Units outstanding at beginning of year                        12,010                -
Certificate purchase payments                                      -                -
Net transfers*                                               (12,008)          12,690
Certificate terminations:
Surrender benefits and certificate charges                        (2)               -
Death benefits                                                     -                -
                                                                ----             ----
Units outstanding at end of year                                   -           12,690
                                                                ----           ======


*Includes  transfer activity from (to) other subaccounts and transfers from (to)
IDS Life of New  York's  fixed  account.

See  accompanying  notes to  financial statements.




IDS Life of New York Account SBS

Notes to Financial Statements

1. Organization

IDS Life of New York Account SBS (the Variable  Account) was established on Oct.
8,  1991  under  New  York  law as a single  unit  investment  trust of IDS Life
Insurance  Company  of New York  (IDS Life of New  York)  under  the  Investment
Company  Act of 1940,  as amended  (the 1940 Act).  Operations  of the  Variable
Account commenced on March 15, 1993.

The  Variable  Account is  comprised  of various  subaccounts.  Each  subaccount invests  exclusively  in  shares of the  following  mutual  funds or  portfolios
(collectively,   the  Funds),  which  are  registered  under  the  1940  Act  as diversified,  open-end  management  investment  companies and have the following investment managers.

Subaccount              Invests exclusively in shares of             Investment Manager
BAP                     Appreciation Portfolio                       Smith Barney Inc.1
BDS                     Diversified Strategic Income Portfolio       Smith Barney Inc.2
BEG                     Emerging Growth Portfolio                    Smith Barney Inc.3
BEM                     Equity Income Portfolio                      Smith Barney Inc.1
BEX                     Equity Index Portfolio                       Smith Barney Inc.4
BGI                     Growth & Income Portfolio                    Smith Barney Inc.1
BIH                     Intermediate High Grade Portfolio            Smith Barney Inc.1
BIE                     International Equity Portfolio               Smith Barney Inc.1
BMO                     Money Market Portfolio                       Smith Barney Inc.1
BTR                     Total Return Portfolio                       Smith Barney Inc.1
BCR                     IDS Life Capital Resource Fund               IDS Life Insurance Company 5
BMG                     IDS Life Managed Fund                        IDS Life Insurance Company 5
BSI                     IDS Life Special Income Fund                 IDS Life Insurance Company 5

1 Mutual Management Corp. (MMC) is the investment advisor.
2 MMC. is the investment advisor. Smith Barney Global Capital Management, Inc.
  is the sub-investment advisor.
3 Van Kampen American Capital Asset Management, Inc. is the investment advisor.
4 Travelers Investment Management Co. is the investment advisor.
5 American Express Financial Corporation (AEFC) is the investment advisor.

The assets of each subaccount of the Variable Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by IDS Life of New York.

IDS Life of New York serves as issuer of the contracts.

2. Summary of Significant Accounting Policies

Investments in the Fund

Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold.
The cost of investments sold and redeemed is determined on the average cost method. Dividend distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized  appreciation  or  depreciation  of investments  in the  accompanying
financial   statements   represents  the   subaccounts'   share  of  the  Funds'
undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

Federal Income Taxes

IDS Life of New York is taxed as a life insurance company. The Variable Account is treated as part of IDS Life of New York for federal income tax purposes.
Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Variable Account.

3. Mortality and Expense Risk Fee

IDS Life of New York makes contractual assurances to the Variable Account that possible future adverse changes in administrative expenses and mortality experience of the contract owners and annuitants will not affect the Variable
Account. The mortality and expense risk fee paid to IDS Life of New York is deducted daily and is equal, on an annual basis, to 1.25% of the daily net assets of the subaccounts.

4. Variable Account Administrative Charge

IDS Life of New York deducts a daily charge equal,  on an annual basis, to 0.25%
of  the  daily  net  asset  value  of  each   subaccount.   It  covers   certain
administrative and operating expenses of the subaccounts incurred by IDS Life of
New York  such as  accounting,  legal and data  processing  fees,  and  expenses involved in the preparation and distribution of reports and prospectuses.

5. Certificate Administrative Charge

IDS Life of New York deducts an administrative charge of $30 per year on each certificate anniversary. This charge reimburses IDS Life of New York for expenses incurred in establishing and maintaining the Annuity records. This charge cannot be increased and does not apply after a retirement payment plan begins. IDS Life of New York does not expect to profit from this charge.

6. Surrender Charge

IDS Life of New York will use a surrender charge to help it recover certain expenses relating to the sale of the Annuity. The surrender charge is deducted for surrenders during the first six payment years following a purchase payment.
Charges by IDS Life of New York for surrenders are not identified on an individual segregated asset account basis. Charges for all segregated asset accounts amounted to $886,431 in 1998 and $688,445 in 1997. Such charges are not treated as a separate expense of the subaccounts. They are ultimately deducted from contract surrender benefits paid by IDS Life of New York.

7. Investment in Shares

The subaccounts' investment in shares of the Funds as of Dec. 31, 1998 were as follows:

Subaccount     Investment                                   Shares        NAV
BAP            Appreciation Portfolio                       274,996      $21.16
BDS            Diversified Strategic Income Portfolio       197,125       10.90
BEG            Emerging Growth Portfolio                     61,859       19.63
BEM            Equity Income Portfolio                       99,910       16.38
BEX            Equity Index Portfolio                       103,173       29.97
BGI            Growth & Income Portfolio                    171,075       18.47
BIH            Intermediate High Grade Portfolio            181,406       10.90
BIE            International Equity Portfolio                83,517       13.94
BMO            Money Market Portfolio                       534,185        1.00
BTR            Total Return Portfolio                       135,614       17.55
BCR            IDS Life Capital Resource Fund                   722       32.66
BMG            IDS Life Managed Fund                             --         --
BSI            IDS Life Special Income Fund                   1,538       11.11

8. Investment Transactions

The subaccounts' purchases of Funds' shares,  including reinvestment of dividend distributions, were as follows:
                                                                                Year ended Dec. 31,
Subaccount         Investment                                             1998                    1997
BAP                Appreciation Portfolio                             $  444,679             $   610,835
BDS                Diversified Strategic Income Portfolio                154,343                 248,185
BEG                Emerging Growth Portfolio                             227,153                 242,570
BEM                Equity Income Portfolio                               175,928                 168,423
BEX                Equity Index Portfolio                                 56,412                 273,142
BGI                Growth & Income Portfolio                             378,249                 394,565
BIH                Intermediate High Grade Portfolio                     162,974                 589,569
BIE                International Equity Portfolio                         28,465                  78,871
BMO                Money Market Portfolio                                326,416                 314,123
BTR                Total Return Portfolio                                221,289                 612,361
BCR                IDS Life Capital Resource Fund                          5,589                     372
BMG                IDS Life Managed Fund                                      --                      --
BSI                IDS Life Special Income Fund                            3,963                  14,394
                                                                           -----                  ------
                   Combined Variable Account                          $2,185,460              $3,547,410

9. Year 2000 Issue (unaudited)

The Year 2000 issue is the result of computer programs having been written using two digits rather than four to define a year. Any programs that have time-sensitive software may recognize a date using "00" as the year 1900 rather than 2000. This could result in the failure of major systems or miscalculations, which could have a material impact on the operations of IDS Life of New York and the Variable Account. IDS Life of New York and the Variable Account have no computer systems of their own but are dependent upon the systems of AEFC and certain other third parties.

A comprehensive review of AEFC's computer systems and business processes has been conducted to identify the major systems that could be affected by the Year
2000 issue. Steps are being taken to resolve any potential problems including modification to existing software and the purchase of new software. These measures are scheduled to be completed and tested on a timely basis. AEFC's target date for substantially completing corrective measures on business critical systems was Dec. 31, 1998. Substantial testing of these systems was targeted for completion early in 1999. AEFC is currently on track with this schedule and is also on track to finish the work on non-critical systems by June
30, 1999. The Year 2000 readiness of unaffiliated investment managers and other third parties whose system failures could have an impact on IDS Life of New
York's and the Variable Account's operations continues to be evaluated. The potential materiality of any such impact is not known at this time.

AEFC's Year 2000 project includes establishing Year 2000 contingency plans for all key business units. Business continuation plans, which address business continuation in the event of a system disruption, are in place for all key business units. These plans are being amended to include specific Year 2000 considerations and will continue to be refined throughout 1999 as additional information related to potential Year 2000 exposure is gathered.


IDS LIFE INSURANCE COMPANY OF NEW YORK
(A WHOLLY OWNED SUBSIDIARY OF IDS LIFE INSURANCE COMPANY)
IDS LIFE OF NEW YORK FINANCIAL INFORMATION
-----------------------------------------------------------------

The financial statements shown below are those of the insurance company and not those of any other entity. They are included for the purpose of informing the investor as to the financial condition of the insurance company and its ability to carry out its obligations under its variable contracts.

IDS LIFE INSURANCE COMPANY OF NEW YORK
-----------------------------------------------------------------

                                                                   DEC. 31, 1998
                         BALANCE SHEETS                                             DEC. 31, 1997
ASSETS                                                                      (thousands)
-------------------------------------------------------------------------------------------------
Investments:
Fixed maturities:
Held to maturity, at amortized cost (fair value: 1998, $503,909;
1997, $562,979)..................................................  $    473,592     $    535,651
Available for sale, at fair value (amortized cost: 1998,
$561,325; 1997, $582,962)........................................       578,591          603,576
Mortgage loans on real estate....................................       166,835          178,826
Policy loans.....................................................        25,421           23,349
Other investments................................................           566              970
-------------------------------------------------------------------------------------------------
Total investments................................................     1,245,005        1,342,372
-------------------------------------------------------------------------------------------------
Cash and cash equivalents........................................         3,007               --
Amounts recoverable from reinsurers..............................         4,077            2,317
Accounts receivable..............................................           842              723
Premiums due.....................................................           204              192
Accrued investment income........................................        19,893           20,205
Deferred policy acquisition costs................................       129,477          126,614
Other assets.....................................................         1,042              995
Separate account assets..........................................     1,491,679        1,236,759
-------------------------------------------------------------------------------------------------
Total assets.....................................................  $  2,895,226     $  2,730,177
-------------------------------------------------------------------------------------------------

LIABILITIES AND STOCKHOLDER'S EQUITY
-------------------------------------------------------------------------------------------------
Liabilities:
Future policy benefits:
Fixed annuities..................................................  $    875,507     $    964,483
Universal life-type insurance....................................       152,195          147,744
Traditional life, disability income and long-term care
insurance........................................................        55,910           50,469
Policy claims and other policyholders' funds.....................         3,105            4,013
Deferred income taxes............................................         7,912           11,445
Amounts due to brokers...........................................         4,507           29,054
Other liabilities................................................        24,945           28,931
Separate account liabilities.....................................     1,491,679        1,236,759
-------------------------------------------------------------------------------------------------
Total liabilities................................................     2,615,760        2,472,898
-------------------------------------------------------------------------------------------------
Stockholder's equity:
Capital stock, $10 par value per share; 200,000 shares
authorized, issued and outstanding...............................         2,000            2,000
Additional paid-in capital.......................................        49,000           49,000
Accumulated other comprehensive income:
Net unrealized securities gains..................................        11,014           13,175
Retained earnings................................................       217,452          193,104
-------------------------------------------------------------------------------------------------
Total stockholder's equity.......................................       279,466          257,279
-------------------------------------------------------------------------------------------------
Total liabilities and stockholder's equity.......................  $  2,895,226     $  2,730,177
-------------------------------------------------------------------------------------------------

See accompanying notes.

IDS LIFE INSURANCE COMPANY OF NEW YORK
(A WHOLLY OWNED SUBSIDIARY OF IDS LIFE INSURANCE COMPANY)

--------------------------------------------------------------------------------

                                                                           YEARS ENDED DEC. 31,
                                                                      1998         1997          1996
                      STATEMENTS OF INCOME                                     (thousands)
--------------------------------------------------------------------------------------------------------
Revenues:
Traditional life, disability income and long-term care insurance
premiums.........................................................  $   13,852   $   12,376    $   10,931
Policyholder and contractholder charges..........................      20,467       18,319        15,832
Mortality and expense risk fees..................................      13,980       11,312         8,574
Net investment income............................................     100,871      106,274       109,468
Net realized gains (losses) on investments.......................       2,163          547        (1,424)
--------------------------------------------------------------------------------------------------------
Total revenues...................................................     151,333      148,828       143,381
--------------------------------------------------------------------------------------------------------
Benefits and expenses:
Death and other benefits: Traditional life, disability income and
long-term care insurance.........................................       5,553        3,633         4,182
Universal life-type insurance and investment contracts...........       4,320        3,852         4,409
Increase in liabilities for future policy benefits for
traditional life, disability income and long-term care
insurance........................................................       3,662        3,979         2,324
Interest credited on universal life-type insurance and investment
contracts........................................................      55,073       62,294        65,099
Amortization of deferred policy acquisition costs................      18,362       17,201        16,071
Other insurance and operating expenses...........................       8,917       10,220         8,972
--------------------------------------------------------------------------------------------------------
Total benefits and expenses......................................      95,887      101,179       101,057
--------------------------------------------------------------------------------------------------------
Income before income taxes.......................................      55,446       47,649        42,324
Income taxes.....................................................      19,098       16,471        14,640
--------------------------------------------------------------------------------------------------------
Net income.......................................................  $   36,348   $   31,178    $   27,684
--------------------------------------------------------------------------------------------------------

See accompanying notes.

IDS LIFE INSURANCE COMPANY OF NEW YORK
(A WHOLLY OWNED SUBSIDIARY OF IDS LIFE INSURANCE COMPANY)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                           THREE YEARS ENDED DEC. 31, 1998
                                                                                     (thousands)    ACCUMULATED
                                                                                                      OTHER
                                                             TOTAL                                  COMPREHENSIVE
                                                            STOCKHOLDER'S  CAPITAL                   INCOME,     RETAINED
            STATEMENTS OF STOCKHOLDER'S EQUITY              EQUITY      STOCK        ADDITIONAL     NET OF TAX   EARNINGS
                                                                                      PAID-IN
                                                                                      CAPITAL
--------------------------------------------------------------------------------------------------------------------------
Balance, Dec. 31, 1995....................................  $218,583   $  2,000       $ 49,000      $15,341     $ 152,242
Comprehensive income:
    Net income............................................  27,684           --             --           --        27,684
    Unrealized holding losses arising during the year, net
    of effect on deferred policy acquisition costs of $296
    and taxes of $5,055...................................  (9,387)          --             --       (9,387   )        --
    Reclassification adjustment for losses included in net
    income, net of tax of $(530)..........................     983           --             --          983            --
                                                            -------                                 ----------
Other comprehensive loss..................................  (8,404)          --             --       (8,404   )        --
                                                            -------
Comprehensive income......................................  19,280
Cash dividends to parent..................................  (8,000)          --             --           --        (8,000 )
                                                            --------------------------------------------------------------
Balance, Dec. 31, 1996....................................  229,863       2,000         49,000        6,937       171,926
Comprehensive income:
    Net income............................................  31,178           --             --           --        31,178
    Unrealized holding gains arising during the year, net
    of effect on deferred policy acquisition costs of $(1)
    and taxes of $(3,412).................................   6,337           --             --        6,337            --
    Reclassification adjustment for gains included in net
    income, net of tax of $54.............................     (99)          --             --          (99   )        --
                                                            -------                                 ----------
Other comprehensive income................................   6,238           --             --        6,238            --
                                                            -------
Comprehensive income......................................  37,416
Cash dividends to parent..................................  (10,000)         --             --           --       (10,000 )
                                                            --------------------------------------------------------------
Balance, Dec. 31, 1997....................................  257,279       2,000         49,000       13,175       193,104
Comprehensive income:
    Net income............................................  36,348           --             --           --        36,348
    Unrealized holding losses arising during the year, net
    of effect on deferred policy acquisition costs of $22
    and taxes of $1,415...................................  (2,628)          --             --       (2,628   )        --
    Reclassification adjustment for gains included in net
    income, net of tax of $(252)..........................     467           --             --          467            --
                                                            -------                                 ----------
Other comprehensive loss..................................  (2,161)          --             --       (2,161   )        --
                                                            -------
Comprehensive income......................................  34,187
Cash dividends to parent..................................  (12,000)         --             --           --       (12,000 )
                                                            --------------------------------------------------------------
Balance, Dec. 31, 1998....................................  $279,466   $  2,000       $ 49,000      $11,014     $ 217,452
--------------------------------------------------------------------------------------------------------------------------

See accompanying notes.

IDS LIFE INSURANCE COMPANY OF NEW YORK
(A WHOLLY OWNED SUBSIDIARY OF IDS LIFE INSURANCE COMPANY)

--------------------------------------------------------------------------------

                                                                            YEARS ENDED DEC. 31,
                                                                      1998         1997           1996
                    STATEMENTS OF CASH FLOWS                                    (thousands)
---------------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income.......................................................  $   36,348   $    31,178    $   27,684
Adjustments to reconcile net income to net cash provided by
operating activities:
Policy loan issuance, excluding universal life-type insurance....      (3,110)       (3,073)       (2,473)
Policy loan repayment, excluding universal life-type insurance...       2,660         1,897         1,571
Change in accrued investment income..............................         312           863         1,504
Change in amounts recoverable from reinsurer.....................      (1,760)       (1,345)         (460)
Change in premiums due...........................................         (12)          (50)           25
Change in accounts receivable....................................        (119)          218           (83)
Change in other assets...........................................         (47)          (95)         (328)
Change in deferred policy acquisition costs, net.................      (2,841)       (7,431)       (9,087)
Change in liabilities for future policy benefits for traditional
life, disability income and long-term care insurance.............       5,441         5,131         2,861
Change in policy claims and other policyholders' funds...........        (908)          858          (489)
Deferred income tax benefit......................................      (2,369)         (960)       (2,095)
Change in other liabilities......................................      (3,986)        3,468         4,434
Accretion of discount, net.......................................        (342)         (352)         (652)
Net realized (gain) loss on investments..........................      (2,163)         (547)        1,424
Policyholder and contractholder charges, non-cash................      (9,661)       (8,772)       (7,831)
Other, net.......................................................         118           715          (935)
---------------------------------------------------------------------------------------------------------
Net cash provided by operating activities........................      17,561        21,703        15,070
---------------------------------------------------------------------------------------------------------
CASH FLOWS FROM INVESTING ACTIVITIES:
Fixed maturities held to maturity:
Maturities, sinking fund payments and calls......................      46,629        36,511        39,082
Sales............................................................      16,173        12,616        14,465
Fixed maturities available for sale:
Purchases........................................................     (86,072)     (101,818)      (97,370)
Maturities, sinking fund payments and calls......................      96,578        84,229        71,939
Sales............................................................      13,180        27,055        15,669
Other investments, excluding policy loans:
Purchases........................................................      (9,121)      (33,243)      (14,802)
Sales............................................................      21,113        14,233        12,659
Change in amounts due from broker................................          --           995            --
Change in amounts due to broker..................................     (24,547)       26,047        (6,993)
---------------------------------------------------------------------------------------------------------
Net cash provided by investing activities........................      73,933        66,625        34,649
---------------------------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES:
Activity related to universal life-type insurance and investment contracts:
Considerations received..........................................      76,009       112,732       131,011
Surrenders and death benefits....................................    (205,946)     (251,259)     (236,689)
Interest credited to account balances............................      55,073        62,294        65,099
Universal life-type insurance policy loans:
Issuance.........................................................      (5,222)       (4,848)       (4,490)
Repayment........................................................       3,599         2,753         3,350
Cash dividend to parent..........................................     (12,000)      (10,000)       (8,000)
---------------------------------------------------------------------------------------------------------
Net cash used in financing activities............................     (88,487)      (88,328)      (49,719)
---------------------------------------------------------------------------------------------------------
Net increase in cash and cash equivalents........................       3,007            --            --
Cash and cash equivalents at beginning of year...................          --            --            --
---------------------------------------------------------------------------------------------------------
Cash and cash equivalents at end of year.........................  $    3,007   $        --    $       --
---------------------------------------------------------------------------------------------------------

See accompanying notes.

IDS LIFE INSURANCE COMPANY OF NEW YORK
(A WHOLLY OWNED SUBSIDIARY OF IDS LIFE INSURANCE COMPANY)
NOTES TO FINANCIAL STATEMENTS ($ THOUSANDS)
-----------------------------------------------------------------
1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NATURE OF BUSINESS
IDS Life Insurance Company of New York (the Company) is engaged in the insurance and annuity business in the state of New York. The Company's principal products are deferred annuities and universal life insurance which are issued primarily to individuals. It offers single premium and flexible premium deferred annuities on both a fixed and variable dollar basis. Immediate annuities are offered as well. The Company's insurance products include universal life (fixed and variable), whole life, single premium life and term products (including waiver of premium and accidental death benefits). The Company also markets disability income and long-term care insurance.

BASIS OF PRESENTATION
The Company is a wholly owned subsidiary of IDS Life Insurance Company (IDS
Life), which is a wholly owned subsidiary of American Express Financial Corporation (AEFC), which is a wholly owned subsidiary of American Express Company. The accompanying financial statements have been prepared in conformity with generally accepted accounting principles which vary in certain respects from reporting practices prescribed or permitted by the New York Department of Insurance as reconciled in Note 11.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENTS
Fixed maturities that the Company has both the positive intent and the ability to hold to maturity are classified as held to maturity and carried at amortized cost. All other fixed maturities and all marketable equity securities are classified as available for sale and carried at fair value. Unrealized gains and losses on securities classified as available for sale are reported as a separate component of accumulated other comprehensive income, net of deferred policy acquisition costs and deferred income taxes.

Realized investment gains or losses are determined on an identified cost basis.

Prepayments are anticipated on certain investments in mortgage-backed securities in determining the constant effective yield used to recognize interest income. Prepayment estimates are based on information received from brokers who deal in mortgage-backed securities.

Mortgage loans on real estate are carried at amortized cost less reserves for mortgage loan losses. The estimated fair value of the mortgage loans is determined by a discounted cash flow analysis using mortgage interest rates currently offered for mortgages of similar maturities.

IDS LIFE INSURANCE COMPANY OF NEW YORK
(A WHOLLY OWNED SUBSIDIARY OF IDS LIFE INSURANCE COMPANY)

NOTES TO FINANCIAL STATEMENTS ($ THOUSANDS) (CONTINUED)
--------------------------------------------------------------------------------

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
Impairment of mortgage loans is measured as the excess of the loan's recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate, or the fair value of collateral. The amount of the impairment is recorded in an allowance for mortgage loan losses. The allowance for mortgage loan losses is maintained at a level that management believes is adequate to absorb estimated losses in the portfolio. The level of the allowance account is determined based on several factors, including historical experience, expected future principal and interest payments, estimated collateral values, and current and anticipated economic and political conditions. Management regularly evaluates the adequacy of the allowance for mortgage loan losses.

The Company generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

The cost of interest rate caps is amortized to investment income over the life of the contracts and payments received as a result of these agreements are recorded as investment income when realized. The amortized cost of interest rate caps is included in other investments.

Policy loans are carried at the aggregate of the unpaid loan balances which do not exceed the cash surrender values of the related policies.

When evidence indicates a decline, which is other than temporary, in the underlying value or earning power of individual investments, such investments are written down to the fair value by a charge to income.

STATEMENTS OF CASH FLOWS
The Company considers investments with a maturity at the date of their acquisition of three months or less to be cash equivalents. These securities are carried principally at amortized cost which approximates fair value.

Supplementary information to the statements of cash flows for the years ended December 31 is summarized as follows:

                                      1998     1997     1996
--------------------------------------------------------------
CASH PAID DURING THE YEAR FOR:
Income taxes.......................  $22,470  $17,811  $15,247
Interest on borrowings.............    1,600    1,026      777
--------------------------------------------------------------

RECOGNITION OF PROFITS ON ANNUITY
CONTRACTS AND INSURANCE POLICIES
Profits on fixed deferred annuities are recognized by the Company over the lives of the contracts, using primarily the interest method. Profits represent the excess of investment income earned from investment of contract considerations over interest credited to contract owners and other expenses.

The retrospective deposit method is used in accounting for universal life-type insurance. This method recognizes profits over the lives of the policies in proportion to the estimated gross profits expected to be realized.

IDS LIFE INSURANCE COMPANY OF NEW YORK
(A WHOLLY OWNED SUBSIDIARY OF IDS LIFE INSURANCE COMPANY)

NOTES TO FINANCIAL STATEMENTS ($ THOUSANDS) (CONTINUED)
--------------------------------------------------------------------------------

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
Premiums on traditional life, disability income and long-term care insurance policies are recognized as revenue when due, and related benefits and expenses are associated with premium revenue in a manner that results in recognition of profits over the lives of the insurance policies. This association is accomplished by means of the provision for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

Policyholder and contractholder charges include the monthly cost of insurance charges, issue and administrative fees and surrender charges. These charges also include the minimum death benefit guarantee fees received from the variable life insurance separate accounts. Mortality and expense fees are received from the variable annuity and variable life insurance separate accounts.

DEFERRED POLICY ACQUISITION COSTS
The costs of acquiring new business, principally sales compensation, policy issue costs, underwriting and certain sales expenses, have been deferred on insurance and annuity contracts. The deferred acquisition costs for most single premium deferred annuities and installment annuities are amortized primarily using the interest method. The costs for universal life-type insurance and certain installment annuities are amortized as a percentage of the estimated gross profits expected to be realized on the policies. For traditional life, disability income and long-term care insurance policies, the costs are amortized over an appropriate period in proportion to premium revenue.

LIABILITIES FOR FUTURE POLICY BENEFITS
Liabilities for universal life-type insurance and deferred annuities are accumulation values.

Liabilities for fixed annuities in a benefit status are based on mortality tables with various interest rates ranging from 5% to 9.5%, depending on year of issue.

Liabilities for future benefits on traditional life insurance are based on the net level premium method, using anticipated mortality, policy persistency and interest earning rates. Anticipated mortality rates are based on established industry mortality tables. Anticipated policy persistency rates vary by policy form, issue age and policy duration with persistency on cash value plans generally anticipated to be better than persistency on term insurance plans. Anticipated interest rates range from 4% to 10%, depending on policy form, issue year and policy duration.

Liabilities for future disability income and long-term care policy benefits include both policy reserves and claim reserves. Policy reserves are based on the net level premium method, using anticipated morbidity, mortality, policy persistency and interest earning rates. Anticipated morbidity and mortality rates are based on established industry morbidity and mortality tables. Anticipated policy persistency rates vary by policy form, issue age, policy duration and, for disability income policies, occupation class. Anticipated interest rates for disability income and long-term care policy reserves are 3% to 9.5% at policy issue and grade to ultimate rates of 5% to 7% over 4 to 10 years.

Claim reserves are calculated based on claim continuance tables and anticipated interest earnings. Anticipated claim continuance rates are based on established industry tables. Anticipated interest rates for claim reserves for both disability income and long-term care range from 6% to 8%.

IDS LIFE INSURANCE COMPANY OF NEW YORK
(A WHOLLY OWNED SUBSIDIARY OF IDS LIFE INSURANCE COMPANY)

NOTES TO FINANCIAL STATEMENTS ($ THOUSANDS) (CONTINUED)
--------------------------------------------------------------------------------

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
REINSURANCE
The maximum amount of life insurance risk retained by the Company on any one life is $750 of life benefit plus $50 of accidental death benefits. The maximum amount of life insurance risk retained on any joint-life combination is $1,500. The excesses are reinsured with other life insurance companies, primarily on a yearly renewable term basis. Long-term care policies are primarily reinsured on a coinsurance basis. Beginning in 1998, the Company retains all disability income and waiver of premium risk.

FEDERAL INCOME TAXES
The Company's taxable income is included in the consolidated federal income tax return of American Express Company. The Company provides for income taxes on a separate return basis, except that, under an agreement between AEFC and American Express Company, tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of AEFC and its subsidiaries that AEFC will reimburse subsidiaries for all tax benefits.

Included in other liabilities at December 31, 1998 and 1997 are $3,647, and $5,026, respectively, payable to IDS Life for federal income taxes.

SEPARATE ACCOUNT BUSINESS
The separate account assets and liabilities represent funds held for the exclusive benefit of the variable annuity and variable life insurance contract owners. The Company receives mortality and expense risk fees from the variable annuity separate accounts.

The Company makes contractual mortality assurances to the variable annuity contract owners that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and beneficiaries from the mortality assumptions implicit in the annuity contracts. The Company makes periodic fund transfers to, or withdrawals from, the separate accounts for such actuarial adjustments for variable annuities that are in the benefit payment period. The Company also guarantees that the rates at which administrative fees are deducted from contract funds will not exceed contractual maximums.

For variable life insurance, the Company guarantees that the rates at which insurance charges and administrative fees are deducted from contract funds will not exceed contractual maximums. The Company also guarantees that the death benefit will continue payable at the initial level regardless of investment performance so long as minimum premium payments are made.

ACCOUNTING CHANGES
Effective January 1, 1998, the Company adopted SFAS No. 130, "Reporting Comprehensive Income." SFAS No. 130 requires the reporting and display of comprehensive income and its components. Comprehensive income is defined as the aggregate change in stockholder's equity excluding changes in ownership interests. For the Company, it is net income and the unrealized gains or losses on available-for-sale securities net of the effect on deferred policy acquistion costs, of taxes and reclassification adjustment.

IDS LIFE INSURANCE COMPANY OF NEW YORK
(A WHOLLY OWNED SUBSIDIARY OF IDS LIFE INSURANCE COMPANY)

NOTES TO FINANCIAL STATEMENTS ($ THOUSANDS) (CONTINUED)
--------------------------------------------------------------------------------

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
In March 1998, the American Institute of Certified Public Accountants (AICPA) issued Statement of Position (SOP) 98-1, "Accounting for Costs of Computer Software Developed or Obtained for Internal Use." The SOP, which is effective January 1, 1999, requires the capitalization of certain costs incurred after the date of adoption to develop or obtain software for internal use. Software utilized by the Company is owned by AEFC and will be capitalized on AEFC's financial statements. As a result, the new rule will not have a material impact on the Company's results of operations or financial condition.

In December 1997, the AICPA issued SOP 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments," providing guidance for the timing of recognition of liabilities related to guaranty fund assessments. The Company will adopt the SOP on January 1, 1999. The Company has historically carried a balance in other liabilities on the balance sheet for potential guaranty fund assessment exposure. Adoption of the SOP will not have a material impact on the Company's results of operations or financial condition

In June 1998, the FASB issued SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities," which is effective January 1, 2000. This Statement establishes accounting and reporting standards for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities. It requires that an entity recognize all derivatives as either assets or liabilities in the balance sheet and measure those instruments at fair value. The accounting for changes in the fair value of a derivative depends on the intended use of the derivative and the resulting designation. Earlier application of all of the provisions of this Statement is encouraged, but it is permitted only as of the beginning of any fiscal quarter that begins after issuance of the Statement. This Statement cannot be applied retroactively. The ultimate financial impact of the new rule will be measured based on the derivatives in place at adoption and cannot be estimated at this time.

RECLASSIFICATIONS
Certain 1997 and 1996 amounts have been reclassified to conform to the 1998 presentation.

IDS LIFE INSURANCE COMPANY OF NEW YORK
(A WHOLLY OWNED SUBSIDIARY OF IDS LIFE INSURANCE COMPANY)

NOTES TO FINANCIAL STATEMENTS ($ THOUSANDS) (CONTINUED)
--------------------------------------------------------------------------------

2. INVESTMENTS

Fair values of investments in fixed maturities represent quoted market prices and estimated values when quoted prices are not available. Estimated values are determined by established procedures involving, among other things, review of market indices, price levels of current offerings of comparable issues, price estimates and market data from independent brokers and financial files.

The amortized cost, gross unrealized gains and losses and fair value of investments in fixed maturities at December 31, 1998 are as follows:

                                                GROSS         GROSS
                                AMORTIZED    UNREALIZED    UNREALIZED       FAIR
HELD TO MATURITY                   COST         GAINS        LOSSES        VALUE
-----------------------------------------------------------------------------------
U.S. Government agency
obligations...................   $  2,871      $   159        $   --     $    3,030
Corporate bonds and
obligations...................    417,648       29,795           474        446,969
Mortgage-backed securities....     53,073          844             7         53,910
-----------------------------------------------------------------------------------
                                 $473,592      $30,798        $  481     $  503,909
-----------------------------------------------------------------------------------

                                                GROSS         GROSS
                                AMORTIZED    UNREALIZED    UNREALIZED       FAIR
AVAILABLE FOR SALE                 COST         GAINS        LOSSES        VALUE
-----------------------------------------------------------------------------------
State and municipal
obligations...................   $    105      $     9        $   --     $      114
Corporate bonds and
obligations...................    336,985       15,939         6,296        346,628
Mortgage-backed securities....    224,235        7,614            --        231,849
-----------------------------------------------------------------------------------
                                 $561,325      $23,562        $6,296     $  578,591
-----------------------------------------------------------------------------------

The amortized cost, gross unrealized gains and losses and fair value of investments in fixed maturities at December 31, 1997 are as follows:

                                                GROSS         GROSS
                                AMORTIZED    UNREALIZED    UNREALIZED       FAIR
HELD TO MATURITY                   COST         GAINS        LOSSES        VALUE
-----------------------------------------------------------------------------------
U.S. Government agency
obligations...................   $  3,690      $   253        $   --     $    3,943
Corporate bonds and
obligations...................    476,108       27,361           444        503,025
Mortgage-backed securities....     55,853          452           294         56,011
-----------------------------------------------------------------------------------
                                 $535,651      $28,066        $  738     $  562,979
-----------------------------------------------------------------------------------

                                                GROSS         GROSS
                                AMORTIZED    UNREALIZED    UNREALIZED       FAIR
AVAILABLE FOR SALE                 COST         GAINS        LOSSES        VALUE
-----------------------------------------------------------------------------------
State and municipal
obligations...................   $    104      $    10        $   --     $      114
Corporate bonds and
obligations...................    281,555       14,272         1,635        294,192
Mortgage-backed securities....    301,303        8,253           286        309,270
-----------------------------------------------------------------------------------
                                 $582,962      $22,535        $1,921     $  603,576
-----------------------------------------------------------------------------------

IDS LIFE INSURANCE COMPANY OF NEW YORK
(A WHOLLY OWNED SUBSIDIARY OF IDS LIFE INSURANCE COMPANY)

NOTES TO FINANCIAL STATEMENTS ($ THOUSANDS) (CONTINUED)
--------------------------------------------------------------------------------

2. INVESTMENTS (CONTINUED)
The amortized cost and fair value of investments in fixed maturities at December 31, 1998 by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                          AMORTIZED      FAIR
HELD TO MATURITY                             COST        VALUE
----------------------------------------------------------------
Due in one year or less.................   $ 22,671    $  22,908
Due from one to five years..............    152,766      162,929
Due from five to ten years..............    183,198      195,428
Due in more than ten years..............     61,884       68,733
Mortgage-backed securities..............     53,073       53,911
----------------------------------------------------------------
                                           $473,592    $ 503,909
----------------------------------------------------------------

                                          AMORTIZED      FAIR
AVAILABLE FOR SALE                           COST        VALUE
----------------------------------------------------------------
Due in one year or less.................   $  8,512    $   8,716
Due from one to five years..............     40,511       43,188
Due from five to ten years..............    191,185      197,625
Due in more than ten years..............     96,881       97,213
Mortgage-backed securities..............    224,236      231,849
----------------------------------------------------------------
                                           $561,325    $ 578,591
----------------------------------------------------------------

During the years ended December 31, 1998, 1997 and 1996, fixed maturities classified as held to maturity were sold with amortized cost of $16,175, $12,737 and $14,507, respectively. Net gains and losses on these sales were not significant. The sale of these fixed maturities was due to significant deterioration in the issuers' creditworthiness.

Fixed maturities available for sale were sold during 1998 with proceeds of $13,180 and gross realized gains and losses of $1,159 and $440, respectively. Fixed maturities available for sale were sold during 1997 with proceeds of $27,055 and gross realized gains and losses of $461 and $309, respectively. Fixed maturities available for sale were sold during 1996 with proceeds of $15,669 and gross realized gains and losses of $28 and $1,541, respectively.

At December 31, 1998, bonds carried at $257 were on deposit with the state of New York as required by law.

IDS LIFE INSURANCE COMPANY OF NEW YORK
(A WHOLLY OWNED SUBSIDIARY OF IDS LIFE INSURANCE COMPANY)

NOTES TO FINANCIAL STATEMENTS ($ THOUSANDS) (CONTINUED)
--------------------------------------------------------------------------------

2. INVESTMENTS (CONTINUED)
At December 31, 1998, investments in fixed maturities comprised 85 percent of the Company's total invested assets. These securities are rated by Moody's and Standard & Poor's (S&P), except for securities carried at approximately $153 million which are rated by AEFC internal analysts using criteria similar to Moody's and S&P. A summary of investments in fixed maturities, at amortized cost, by rating on December 31 is as follows:

RATING                                       1998        1997
----------------------------------------------------------------
Aaa/AAA.................................  $  280,669  $  367,242
Aa/AA...................................      15,815       9,685
Aa/A....................................      16,327      13,646
A/A.....................................     151,838     162,275
A/BBB...................................      68,640      81,463
Baa/BBB.................................     366,776     343,519
Baa/BB..................................      39,666      21,519
Below investment grade..................      95,186     119,264
----------------------------------------------------------------
                                          $1,034,917  $1,118,613
----------------------------------------------------------------

IDS LIFE INSURANCE COMPANY OF NEW YORK
(A WHOLLY OWNED SUBSIDIARY OF IDS LIFE INSURANCE COMPANY)

NOTES TO FINANCIAL STATEMENTS ($ THOUSANDS) (CONTINUED)
--------------------------------------------------------------------------------

2. INVESTMENTS (CONTINUED)
At December 31, 1998, 98 percent of the securities rated Aaa/AAA are GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer are greater than one percent of the Company's total investments in fixed maturities.

At December 31, 1998, approximately 13 percent of the Company's investments were mortgage loans on real estate. Summaries of mortgage loans by region of the United States and by type of real estate are as follows:

                                    DECEMBER 31, 1998            DECEMBER 31, 1997
---------------------------------------------------------------------------------------
                                ON BALANCE    COMMITMENTS    ON BALANCE    COMMITMENTS
REGION                             SHEET      TO PURCHASE       SHEET      TO PURCHASE
---------------------------------------------------------------------------------------
West North Central............    $ 24,725        $ --         $ 27,833       $   --
East North Central............      29,134          59           33,515           --
South Atlantic................      34,175         598           34,182        2,750
Middle Atlantic...............      18,350          --           24,485           --
Pacific.......................       9,706          --            9,873           --
Mountain......................      36,636          --           32,864        6,417
New England...................       7,851          --            8,624           --
East South Central............       7,521          --            8,698           --
West South Central............         237          --              252           --
---------------------------------------------------------------------------------------
                                   168,335         657          180,326        9,167
Less allowance for losses.....       1,500          --            1,500           --
---------------------------------------------------------------------------------------
                                  $166,835        $657         $178,826       $9,167
---------------------------------------------------------------------------------------

                                    DECEMBER 31, 1998            DECEMBER 31, 1997
---------------------------------------------------------------------------------------
                                ON BALANCE    COMMITMENTS    ON BALANCE    COMMITMENTS
PROPERTY TYPE                      SHEET      TO PURCHASE       SHEET      TO PURCHASE
---------------------------------------------------------------------------------------
Apartments....................    $ 59,019        $ --         $ 68,823       $   --
Department/retail stores......      54,018         624           54,622        6,417
Office buildings..............      23,902          --           25,042        1,650
Industrial buildings..........      18,590          33           17,975        1,100
Nursing/retirement............       5,153          --            6,035           --
Medical buildings.............       7,416          --            7,577           --
Hotels/motels.................         237          --              252           --
---------------------------------------------------------------------------------------
                                   168,335         657          180,326        9,167
Less allowance for losses.....       1,500          --            1,500           --
---------------------------------------------------------------------------------------
                                  $166,835        $657         $178,826       $9,167
---------------------------------------------------------------------------------------

Mortgage loan fundings are restricted by state insurance regulatory authority to 80 percent or less of the market value of the real estate at the time of origination of the loan. The Company holds the mortgage document, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreement. The fair value of the mortgage loans is determined by a discounted cash flow analysis using mortgage interest rates currently offered for mortgages of similar maturities. Commitments to purchase mortgages are made in the ordinary course of business. The fair value of the mortgage commitments is $nil.

IDS LIFE INSURANCE COMPANY OF NEW YORK
(A WHOLLY OWNED SUBSIDIARY OF IDS LIFE INSURANCE COMPANY)

NOTES TO FINANCIAL STATEMENTS ($ THOUSANDS) (CONTINUED)
--------------------------------------------------------------------------------

2. INVESTMENTS (CONTINUED)
At December 31, 1998 and 1997, the Company's recorded investment in impaired loans was $1,268 and $1,299, with allowances of $300 and $300, respectively. During 1998 and 1997, the average recorded investment in impaired loans was $1,282 and $1,312, respectively.

The Company recognized $123, $126 and $152 of interest income related to impaired loans for the years ended December 31, 1998, 1997 and 1996, respectively.

The following table presents changes in the allowance for investment losses related to all loans:

                                      1998    1997    1996
-----------------------------------------------------------
Balance, January 1.................  $1,500  $1,300  $  445
Provision for investment losses....      --     200     855
-----------------------------------------------------------
Balance, December 31...............  $1,500  $1,500  $1,300
-----------------------------------------------------------

Net investment income for the years ended December 31 is summarized as follows:

                                       1998      1997      1996
-----------------------------------------------------------------
Interest on fixed maturities.......  $ 85,164  $ 92,007  $ 95,574
Interest on mortgage loans.........    14,599    14,228    14,171
Other investment income............     3,365     1,715     1,293
Interest on cash equivalents.......        64        91        67
-----------------------------------------------------------------
                                      103,192   108,041   111,105
Less investment expenses...........     2,321     1,767     1,637
-----------------------------------------------------------------
                                     $100,871  $106,274  $109,468
-----------------------------------------------------------------

Net realized gains (losses) on investments for the years ended December 31 is summarized as follows:

                                      1998    1997     1996
-------------------------------------------------------------
Fixed maturities...................  $2,018  $   844  $  (572)
Mortgage loans.....................      --     (200)    (855)
Other investments..................     145      (97)       3
-------------------------------------------------------------
                                     $2,163  $   547  $(1,424)
-------------------------------------------------------------

Changes in net unrealized appreciation (depreciation) of investments for the years ended December 31 are summarized as follows:

                                      1998     1997     1996
--------------------------------------------------------------
Fixed maturities available for
sale...............................  $(3,347) $9,599  $(13,215)
--------------------------------------------------------------

IDS LIFE INSURANCE COMPANY OF NEW YORK
(A WHOLLY OWNED SUBSIDIARY OF IDS LIFE INSURANCE COMPANY)
NOTES TO FINANCIAL STATEMENTS ($ THOUSANDS) (CONTINUED)
--------------------------------------------------------------------------------
3. INCOME TAXES

The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The income tax expense (benefit) for the years ending December 31 consists of the following:

                                      1998     1997     1996
--------------------------------------------------------------
Federal income taxes:
Current............................  $20,192  $16,371  $15,735
Deferred...........................   (2,369)    (960)  (2,095)
--------------------------------------------------------------
                                      17,823   15,411   13,640
State income taxes-current.........    1,275    1,060    1,000
--------------------------------------------------------------
Income tax expense.................  $19,098  $16,471  $14,640
--------------------------------------------------------------

Increases (decreases) to the federal tax provision applicable to pretax income based on the statutory rate are attributable to:

                                  1998                  1997                     1996
-----------------------------------------------------------------------------------------------
                           PROVISION     RATE    PROVISION     RATE    PROVISION       RATE
-----------------------------------------------------------------------------------------------
Federal income taxes
based on the statutory
rate.....................    $19,406      35.0%    $16,677      35.0%    $14,813           35.0%
Increases (decreases) are
attributable to:
Tax-excluded interest and
dividend income..........       (660)     (1.2)       (569)     (1.2)       (458)          (1.1)
State tax, net of federal
benefit..................        829       1.5         689       1.4         650            1.5
Other, net...............       (477)     (0.9)       (326)     (0.6)       (365)          (0.8)
-----------------------------------------------------------------------------------------------
Federal income taxes.....    $19,098      34.4%    $16,471      34.6%    $14,640           34.6%
-----------------------------------------------------------------------------------------------

A portion of life insurance company income earned prior to 1984 was not subject to current taxation but was accumulated, for tax purposes, in a "policyholders' surplus account." At December 31, 1998, the Company had a policyholders' surplus account balance of $798. The policyholders' surplus account is only taxable if dividends to the stockholder exceed the stockholder's surplus account or if the Company is liquidated. Deferred income taxes of $279 have not been established because no distributions of such amounts are contemplated.

Significant components of the Company's deferred income tax assets and liabilities as of December 31 are as follows:

                                           1998     1997
----------------------------------------------------------
Deferred income tax assets:
Policy reserves.........................  $29,318  $28,922
Other...................................    6,502    5,467
----------------------------------------------------------
Total deferred income tax assets........   35,820   34,389
----------------------------------------------------------
Deferred income tax liabilities:
Deferred policy acquisition costs.......   36,673   36,594
Investments.............................    7,059    9,240
----------------------------------------------------------
Total deferred income tax liabilities...   43,732   45,834
----------------------------------------------------------
Net deferred income tax liabilities.....  $ 7,912  $11,445
----------------------------------------------------------

IDS LIFE INSURANCE COMPANY OF NEW YORK
(A WHOLLY OWNED SUBSIDIARY OF IDS LIFE INSURANCE COMPANY)

NOTES TO FINANCIAL STATEMENTS ($ THOUSANDS) (CONTINUED)
--------------------------------------------------------------------------------

3. INCOME TAXES (CONTINUED)
The Company is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that the Company will realize the benefit of the deferred tax assets and, therefore, no such valuation allowance has been established.

--------------------------------------------------------------------------------
4. STOCKHOLDER'S EQUITY

Retained earnings available for distribution as dividends to the parent are limited to the Company's surplus as determined in accordance with accounting practices prescribed by the New York Department of Insurance. All dividend distributions must be approved by the New York Department of Insurance. Statutory unassigned surplus aggregated $132,702 and $115,828 as of December 31, 1998 and 1997, respectively (see Note 3 with respect to the income tax effect of certain distributions and Note 11 for a reconciliation of net income and stockholder's equity per the accompanying financial statements to statutory net income and surplus).

--------------------------------------------------------------------------------
5. BENEFIT PLANS

The Company participates in the American Express Company Retirement Plan which covers all permanent employees age 21 and over who have met certain employment requirements. Employer contributions to the plan are based on participants' age, years of service and total compensation for the year. Funding of retirement costs for this plan complies with the applicable minimum funding requirements specified by ERISA. The Company's share of the total net periodic pension cost was $37, $39 and $34 in 1998, 1997 and 1996, respectively.

The Company has a "Sales Benefit Plan" which is an unfunded, noncontributory retirement plan for all eligible financial advisors. Total plan costs for 1998, 1997 and 1996, which are calculated on the basis of commission earnings of the individual financial advisors, were $1,480, $1,965 and $1,474, respectively. Such costs are included in deferred policy acquisition costs.

The Company also participates in defined contribution pension plans of American Express Company which cover all employees who have met certain employment requirements. Company contributions to the plans are a percent of either each employee's eligible compensation or basic contributions. Costs of these plans charged to operations in 1998, 1997 and 1996 were $252, $312 and $248, respectively.

The Company participates in defined benefit health care plans of AEFC that provide health care and life insurance benefits to retired employees and retired financial advisors. The plans include participant contributions and service-related eligibility requirements. Upon retirement, such employees are considered to have been employees of AEFC. Costs of these plans charged to operations in 1998, 1997 and 1996 were $nil.

IDS LIFE INSURANCE COMPANY OF NEW YORK
(A WHOLLY OWNED SUBSIDIARY OF IDS LIFE INSURANCE COMPANY)

NOTES TO FINANCIAL STATEMENTS ($ THOUSANDS) (CONTINUED)
--------------------------------------------------------------------------------

6. INCENTIVE PLAN AND RELATED PARTY OPERATING EXPENSES

The Company maintains a "Persistency Payment Plan." Under the terms of this plan, financial advisors earn additional compensation based on the volume and persistency of insurance sales. The total costs for the plan for 1998, 1997 and 1996 were $140, $1,490 and $1,424, respectively. Such costs are included in deferred policy acquisition costs.

Charges by IDS Life and AEFC for the use of joint facilities, marketing services and other services aggregated $9,403, $11,589 and $12,389 for 1998, 1997 and 1996, respectively. Certain of these costs are included in deferred policy acquisition costs.

--------------------------------------------------------------------------------
7. COMMITMENTS AND CONTINGENCIES

A number of lawsuits have been filed against life and health insurers in jurisdictions in which the Company conducts business involving insurers' sales practices, alleged agent misconduct, failure to properly supervise agents, and other matters. The Company, along with AEFC and its insurance subsidiaries, has been named as a defendant in one of these types of actions.

The plaintiffs purport to represent a class consisting of all persons who purchased policies or contracts from IDS Life and its subsidiaries. The complaint puts at issue various alleged sales practices and misrepresentations, alleged breaches of fiduciary duties and alleged violations of consumer fraud statutes. IDS Life and its subsidiaries believe they have meritorious defenses to the claims raised in this lawsuit.

The outcome of any litigation cannot be predicted with certainty. In the opinion of management, however, the ultimate resolution of this lawsuit should not have a material adverse effect on the Company's financial position.

At December 31, 1998 and 1997, traditional life insurance and universal life-type insurance in force aggregated $4,941,727 and $4,513,251, respectively, of which $248,280 and $221,798 were reinsured at the respective year ends.

In addition, the Company has a stop loss reinsurance agreement with IDS Life covering ordinary life benefits. IDS Life agrees to pay all death benefits incurred each year which exceed 125 percent of normal claims, where normal claims are defined in the agreement as .095 percent of the mean retained life insurance in force. Premiums ceded to IDS Life amounted to $74, $115 and $98 for the years ended December 31, 1998, 1997 and 1996, respectively. Claim recoveries under the terms of this reinsurance agreement were $nil, $963 and $861 in 1998, 1997 and 1996, respectively.

Premiums ceded to reinsurers other than IDS Life amounted to $2,178, $1,583 and $747 for the years ended December 31, 1998, 1997 and 1996, respectively. Claim recoveries from reinsurers other than IDS Life amounted to $228, $1,366 and $66 for the years ended December 31, 1998, 1997 and 1996, respectively.

Reinsurance contracts do not relieve the Company from its primary obligations to policyholders.

The Company has an agreement to assume a block of extended term life insurance business. The amount of insurance in force related to this agreement was $267,806 and $303,263 at December 31, 1998 and 1997, respectively. The accompanying statement of income includes premiums of $nil for the years ended December 31, 1998, 1997 and 1996, and decreases in liabilities for future policy benefits of $1,742, $1,889 and $2,010 related to this agreement for the years ended December 31, 1998, 1997 and 1996, respectively.

IDS LIFE INSURANCE COMPANY OF NEW YORK
(A WHOLLY OWNED SUBSIDIARY OF IDS LIFE INSURANCE COMPANY)

NOTES TO FINANCIAL STATEMENTS ($ THOUSANDS) (CONTINUED)
--------------------------------------------------------------------------------

8. LINES OF CREDIT

The Company has an available line of credit with AEFC aggregating $25,000. The interest rate for the line of credit is AEFC's cost of funds, ranging from 20 to 45 basis points over an established index. There were no borrowings outstanding under this agreement at December 31, 1998 or 1997.

--------------------------------------------------------------------------------
9. DERIVATIVE FINANCIAL INSTRUMENTS

The Company enters into transactions involving derivative financial instruments to manage its exposure to interest rate risk, including hedging specific transactions. The Company does not hold derivative instruments for trading purposes. The Company manages risks associated with these instruments as described below.

Market risk is the possibility that the value of the derivative financial instruments will change due to fluctuations in a factor from which the instrument derives its value, primarily an interest rate. The Company is not impacted by market risk related to derivatives held for non-trading purposes beyond that inherent in cash market transactions. Derivatives are largely used to manage risk and, therefore, the cash flow and income effects of the derivatives are inverse to the effects of the underlying transactions.

Credit risk is the possibility that the counterparty will not fulfill the terms of the contract. The Company monitors credit risk related to derivative financial instruments through established approval procedures, including setting concentration limits by counterparty and industry, and requiring collateral, where appropriate. A vast majority of the Company's counterparties are rated A or better by Moody's and Standard & Poor's.

Credit risk related to interest rate caps is measured by replacement cost of the contracts. The replacement cost represents the fair value of the instruments.

The notional or contract amount of a derivative financial instrument is generally used to calculate the cash flows that are received or paid over the life of the agreement. Notional amounts are not recorded on the balance sheet. Notional amounts far exceed the related credit exposure.

The Company's holdings of derivative financial instruments are as follows:

DECEMBER 31, 1998               NOTIONAL  CARRYING     FAIR    TOTAL CREDIT
ASSETS:                          AMOUNT    AMOUNT     VALUE      EXPOSURE
----------------------------------------------------------------------------
Assets:
Interest rate caps............  $200,000     $566       $ 2         $ 2
----------------------------------------------------------------------------

DECEMBER 31, 1997               NOTIONAL  CARRYING     FAIR    TOTAL CREDIT
ASSETS:                          AMOUNT    AMOUNT     VALUE      EXPOSURE
----------------------------------------------------------------------------
Assets:
Interest rate caps............  $200,000     $970       $62         $62
----------------------------------------------------------------------------

The fair values of derivative financial instruments are based on market values, dealer quotes or pricing models. The interest rate caps expire in the year 2000.

Interest rate caps are used to manage the Company's exposure to interest rate risk. These instruments are used primarily to protect the margin between interest rates earned on investments and the interest rates credited to related annuity contract holders.

IDS LIFE INSURANCE COMPANY OF NEW YORK
(A WHOLLY OWNED SUBSIDIARY OF IDS LIFE INSURANCE COMPANY)

NOTES TO FINANCIAL STATEMENTS ($ THOUSANDS) (CONTINUED)
--------------------------------------------------------------------------------

10. FAIR VALUES OF FINANCIAL INSTRUMENTS

The Company discloses fair value information for most on- and off-balance sheet financial instruments for which it is practicable to estimate that value. Fair values of life insurance obligations, receivables and all non-financial instruments, such as deferred acquisition costs, are excluded. Off-balance sheet intangible assets, such as the value of the field force, are also excluded. Management believes the value of excluded assets and liabilities is significant. The fair value of the Company, therefore, cannot be estimated by aggregating the amounts presented.

                                         1998                    1997
------------------------------------------------------------------------------
                                 CARRYING      FAIR      CARRYING      FAIR
                                  AMOUNT      VALUE       AMOUNT      VALUE
------------------------------------------------------------------------------
FINANCIAL ASSETS:
Investments:
Fixed maturities (Note 2):
Held to maturity..............  $  473,592  $  503,909  $  535,651  $  562,979
Available for sale............     578,591     578,591     603,576     603,576
Mortgage loans on real estate
(Note 2)......................     166,835     178,559     178,826     187,992
Other:
Derivative financial
instruments (Note 9)..........         566           2         970          62
Separate accounts assets (Note
1)............................   1,491,679   1,491,679   1,236,759   1,236,759

FINANCIAL LIABILITIES
Future policy benefits for
fixed annuities...............     788,780     765,430     880,809     852,391
Separate account
liabilities...................   1,355,430   1,302,422   1,136,408   1,086,565
------------------------------------------------------------------------------

At December 31, 1998 and 1997, the carrying amount and fair value of future policy benefits for fixed annuities exclude life insurance-related contracts carried at $81,358 and $78,853, respectively, and policy loans of $5,369 and $4,821, respectively. The fair value of these benefits is based on the status of the annuities at December 31, 1998 and 1997. The fair value of deferred annuities is estimated as the carrying amount less any surrender charges and related loans. The fair value for annuities in non-life contingent payout status is estimated as the present value of projected benefit payments at rates appropriate for contracts issued in 1998 and 1997.

At December 31, 1998 and 1997, the fair value of liabilities related to separate accounts is estimated as the carrying amount less applicable surrender charges and less variable insurance contracts carried at $136,249 and $100,351, respectively.

IDS LIFE INSURANCE COMPANY OF NEW YORK
(A WHOLLY OWNED SUBSIDIARY OF IDS LIFE INSURANCE COMPANY)

NOTES TO FINANCIAL STATEMENTS ($ THOUSANDS) (CONTINUED)
--------------------------------------------------------------------------------

11. STATUTORY INSURANCE ACCOUNTING PRACTICES

Reconciliations of net income for the years ended December 31 and stockholder's equity at December 31, as shown in the accompanying financial statements, to that determined using statutory accounting practices are as follows:

                                       1998       1997       1996
--------------------------------------------------------------------
Net income, per accompanying
financial statements...............  $  36,348  $  31,178  $  27,684
Deferred policy acquisition
costs..............................     (2,841)    (7,432)    (9,087)
Adjustments of future policy
benefit liabilities................     (6,199)    (4,928)    (9,683)
Deferred income tax benefit........     (2,369)      (960)    (2,095)
Provision for losses on
investments........................        862        296        877
IMR gain/loss transfer and
amortization.......................     (1,451)      (119)     1,010
Adjustment to separate account
reserves...........................      2,767     10,267      8,863
Other, net.........................       (350)       430        116
--------------------------------------------------------------------
Net income, on basis of statutory
accounting practices...............  $  26,767  $  28,732  $  17,685
--------------------------------------------------------------------

                                       1998       1997       1996
--------------------------------------------------------------------
Stockholder's equity, per
accompanying financial
statements.........................  $ 279,466  $ 257,279  $ 229,863
Deferred policy acquisition
costs..............................   (129,477)  (126,614)  (119,183)
Adjustments of future policy
benefit liabilities................      4,697      9,452     13,458
Deferred income taxes..............      7,912     11,445      9,046
Asset valuation reserve............    (15,516)   (16,698)   (19,446)
Adjustments of separate account
liabilities........................     56,223     53,456     43,189
Adjustments of investments to
amortized cost.....................    (17,266)   (20,613)   (11,016)
Premiums due, deferred and
advance............................      1,381      1,237      1,149
Deferred revenue liability.........      2,482      1,941      1,342
Allowance for losses...............      1,500      1,645      1,349
Non-admitted assets................       (450)      (552)      (634)
Interest maintenance reserve.......     (3,001)    (1,551)    (1,432)
Other, net.........................     (2,915)    (1,463)      (281)
--------------------------------------------------------------------
Stockholder's equity, on basis of
statutory accounting practices.....  $ 185,036  $ 168,963  $ 147,404
--------------------------------------------------------------------

--------------------------------------------------------------------------------
12. YEAR 2000 ISSUE (UNAUDITED)

The Year 2000 issue is the result of computer programs having been written using two digits rather than four to define a year. Any programs that have time-sensitive software may recognize a date using "00" as the year 1900 rather than 2000. This could result in the failure of major systems or miscalculations, which could have a material impact on the operations of the Company. All of the systems used by the Company are maintained by AEFC and are utilized by multiple subsidiaries and affiliates of AEFC. The Company's business is heavily dependent upon AEFC's computer systems and has significant interactions with systems of third parties.

A comprehensive review of AEFC's computer systems and business processes, including those specific to the Company, has been conducted to identify the major systems that could be affected by the Year 2000 issue. Steps are being taken to resolve any potential problems including modification to existing software and the purchase of new software. These measures are scheduled to be completed and tested on a timely basis. AEFC's target date for substantially completing corrective measures on business critical systems was December 31, 1998. Substantial testing of these systems was targeted for completion early in 1999. Testing of these systems is targeted for completion early in 1999. AEFC is currently on track with this schedule and is also on track to finish the work on non-critical systems by June 30, 1999.

AEFC continues to evaluate the Year 2000 readiness of advisors and other third parties

IDS LIFE INSURANCE COMPANY OF NEW YORK
(A WHOLLY OWNED SUBSIDIARY OF IDS LIFE INSURANCE COMPANY)

NOTES TO FINANCIAL STATEMENTS ($ THOUSANDS) (CONTINUED)
--------------------------------------------------------------------------------

12. YEAR 2000 ISSUE (UNAUDITED) (CONTINUED) whose system failures could have an impact on the Company's operations. The potential materiality of any such impact is not known at this time.

AEFC's Year 2000 project includes establishing Year 2000 contingency plans for all key business units. Business continuation plans, which address business continuation in the event of a system disruption, are in place for all key business units. These plans are being amended to include specific Year 2000 considerations and will continue to be refined throughout 1999 as additional information related to potential Year 2000 exposure is gathered.

IDS LIFE INSURANCE COMPANY OF NEW YORK
(A WHOLLY OWNED SUBSIDIARY OF IDS LIFE INSURANCE COMPANY)

-----------------------------------------------------------------

                     REPORT OF INDEPENDENT AUDITORS

                     The Board of Directors
                 IDS Life Insurance Company of New York

We have audited the accompanying balance sheets of IDS Life Insurance Company of New York (a wholly owned subsidiary of IDS Life Insurance Company) as of December 31, 1998 and 1997, and the related statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 1998. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of IDS Life Insurance Company of New York at December 31, 1998 and 1997, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1998, in conformity with generally accepted accounting principles.

Ernst & Young LLP
February 4, 1999
Minneapolis, Minnesota

PART C.

Item 24. Financial Statements and Exhibits

(a)      Financial Statements included in Part B of this Registration Statement:

         IDS Life of New York Account SBS:

                  Statements of Net Assets for year ended Dec. 31, 1998. Statements of Operations for year ended Dec. 31, 1998. Statements of Changes in Net Assets for year ended Dec. 31, 1998 and 1997.
                  Notes to Financial Statements.
                  Report of Independent Auditors dated March 13, 1999.

         IDS Life Insurance Company of New York:

                  Balance Sheets as of Dec. 31, 1998 and Dec. 31, 1997. Statements of Income for years ended Dec. 31, 1998, 1997 and 1996.
                  Statements of Stockholder's Equity, for years ended Dec. 31, 1998, 1997 and 1996.
                  Statements of Cash Flows for years ended Dec. 31, 1998, 1997 and 1996.
                  Notes to Financial Statements.
                  Report of Independent Auditors dated February 5, 1999.

(b)      Exhibits:

1.1 Copy of Resolution of the Board of Directors of IDS Life Insurance Company of New York establishing Account SLB on October 8, 1991, filed electronically as Exhibit 1.1 to Registrant's Post-Effective Amendment No. 5 to Registration Statement No. 33-45776 is incorporated herein by reference.

1.2 Copy of Consent in Writing in Lieu of a Meeting of Resolution of the Board of Directors of IDS Life Insurance Company of New York Account SLB establishing three additional subaccounts on October 8, 1991, filed electronically as Exhibit 1.2 to Registrant's Post-Effective Amendment No. 5 to Registration Statement No. 33-45776 is incorporated herein by reference.

2.   Not applicable.

3. Form of Distribution Agreement between IDS Life Insurance Company of New York and Shearson Lehman Brothers Inc., the principal underwriter, filed electronically as Exhibit 3 to Post-Effective Amendment No. 5 to Registration Statement No. 33-45776 is incorporated herein be reference.

4.1 Revised form of Group Flexible Premium Deferred Combination Fixed and Variable Annuity Contract (No. 39377 GP) filed electronically as Exhibit
     4.1 to Registrant's Post-Effective Amendment No. 5 to Registration Statement No. 33-45776 is incorporated herein by reference.

4.2 Copy of Group Deferred Variable Annuity Certificate (No. 39377) filed electronically as Exhibit 4.2 to Registrant's Post-Effective Amendment No. 5 to Registration Statement No. 33-45776 is incorporated herein by reference.

5.1 Revised form of Group Deferred Variable Annuity Application (No. 38614 GP) filed electronically as Exhibit 5.1 to Registrant's Post-Effective Amendment No. 5 to Registration Statement No. 33-45776 is incorporated herein by reference.

5.2 Copy of Variable Annuity Group Enrollment Application (No. 38614) filed electronically as Exhibit 5.2 to Registrant's Post-Effective Amendment No. 5 to Registration Statement No. 33-45776 is incorporated herein by reference.

6.1 Copy of the Revised Charter of IDS Life of New York, dated April 1992, filed electronically as Exhibit 6.1 to Registrant's Post-Effective Amendment No. 4 to Registration Statement No. 33-45776/811-6560 is hereby incorporated by reference.

6.2 Copy of the Amended By-Laws of IDS Life of New York, dated May 1992, filed electronically as Exhibit 6.1 to Registrant's Post-Effective Amendment No. 4 to Registration Statement No. 33-45776/811-6560 is hereby incorporated by reference.

7.   Not applicable.

8.   Not applicable.

9. Opinion of counsel and consent to its use as to the legality of the securities being registered, dated April 28, 1999, filed electronically herewith.

10.  Consent of Independent Auditors, filed electronically herewith.

11.  None.

12.  Not applicable.

13. Copy of schedule for computation of each performance quotation provided in the Registration Statement in response to Item 21, filed electronically as
     Exhibit 13 to Registrant's Post-Effective Amendment No. 5 to Registration Statement No. 33-45776 is incorporated herein by reference.

14. Power of Attorney to sign this Registration Statement dated April 14, 1999, filed electronically herewith.

Item 25. Directors and Officers of the Depositor (IDS Life Insurance Company of New York)

Name                                  Principal Business Address                Positions and Offices with Depositor
------------------------------------- ----------------------------------------- -------------------------------------

Timothy V. Bechtold                   IDS Tower 10                              Director and President
                                      Minneapolis, MN  55440

Maureen A. Buckley                    20 Madison Ave. Extension                 Director, Vice President, Chief
                                      Albany, NY                                     Operating Officer and Consumer
                                                                                     Affairs Officer

Rodney P. Burwell                     Xerxes Corporation                        Director
                                      790 Xerxes Ave. So.
                                      Minneapolis, MN

John R. Cattau                        20 Madison Ave. Extension                 Director
                                      Albany, NY

James E. Choat                        IDS Tower 10                              Executive Vice President,
                                      Minneapolis, MN  55440                         Institutional Products Group

Robert R. Grew                        20 Madison Avenue Extension               Director
                                      Albany, NY

Lorraine R. Hart                      IDS Tower 10                              Vice President, Investments
                                      Minneapolis, MN  55440

Jay C. Hatlestad                      IDS Tower 10                              Vice President and Controller,
                                      Minneapolis, MN  55440                         Assured Assets

Jeffrey S. Horton                     IDS Tower 10                              Vice President and Treasurer
                                      Minneapolis, MN  55440

Jean B. Keffeler                      3424 Zenith Ave. So.                      Director
                                      Minneapolis, MN

Richard W. Kling                      IDS Tower 10                              Director and Chairman of the Board
                                      Minneapolis, MN  55440

Bruce A. Kohn                         IDS Tower 10                              Counsel and Assistant Secretary
                                      Minneapolis, MN  55440

Eric L. Marhoun                       IDS Tower 10                              General Counsel and Secretary
                                      Minneapolis, MN  55440

Thomas R. McBurney                    1700 Foshay Tower                         Director
                                      821 Marquette Ave.
                                      Minneapolis, MN

Mary Ellyn Minenko                    IDS Tower 10                              Counsel and Assistant Secretary
                                      Minneapolis, MN  55440

Edward J. Muhl                        IDS Tower 10                              Director
                                      Minneapolis, MN  55440






Thomas V. Nicolosi                    Suite 220                                 Director
                                      500 Mamaroneck Avenue
                                      Harrison, NY  10528

Stephen P. Norman                     World Financial Center                    Director
                                      New York, NY

F. Dale Simmons                       IDS Tower 10                              Vice President, Real Estate Loan
                                      Minneapolis, MN  55440                         Management

Richard M. Starr                      20 Madison Avenue Extension               Director
                                      Albany, NY

William A. Stoltzmann                 IDS Tower 10                              Counsel and Assistant Secretary
                                      Minneapolis, MN  55440

Philip C. Wentzel                     IDS Tower 10                              Vice President and Controller, Risk
                                      Minneapolis, MN  55440                         Management

Michael R. Woodward                   20 Madison Avenue Extension               Director
                                      Albany, NY

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

                  IDS  Life  Insurance  Company  of New  York is a  wholly-owned subsidiary of IDS Life Insurance Company which is a wholly-owned subsidiary of American Express Financial Corporation. American Express Financial Corporation is a wholly-owned subsidiary of American Express Company (American Express).

                  The following list includes the names of major subsidiaries of American Express.

                                                                                        Jurisdiction of
Name of Subsidiary                                                                      Incorporation

I. Travel Related Services

     American Express Travel Related Services Company, Inc.                             New York

II. International Banking Services

     American Express Bank Ltd.                                                         Connecticut

III. Companies engaged in Financial Services

     Advisory Capital Partners LLC                                                      Delaware
     Advisory Capital Strategies Group Inc.                                             Minnesota
     American Centurion Life Assurance Company                                          New York
     American Enterprise Investment Services Inc.                                       Minnesota
     American Enterprise Life Insurance Company                                         Indiana
     American Express Asset Management Group Inc.                                       Minnesota
     American Express Asset Management International Inc.                               Delaware
     American Express Asset Management International (Japan) Ltd.                       Japan
     American Express Asset Management Ltd.                                             England
     American Express Client Service Corporation                                        Minnesota
     American Express Corporation                                                       Delaware
     American Express Financial Advisors Inc.                                           Delaware
     American Express Financial Advisors Japan Inc.                                     Delaware
     American Express Financial Corporation                                             Delaware




     American Express Insurance Agency of Arizona Inc.                                  Arizona
     American Express Insurance Agency of Idaho Inc.                                    Idaho
     American Express Insurance Agency of Nevada Inc.                                   Nevada
     American Express Insurance Agency of Oregon Inc.                                   Oregon
     American Express Minnesota Foundation                                              Minnesota
     American Express Property Casualty Insurance Agency of Kentucky Inc.               Kentucky
     American Express Property Casualty Insurance Agency of Maryland Inc.               Maryland
     American Express Property Casualty Insurance Agency of Mississippi Inc.            Mississippi
     American Express Property Casualty Insurance Agency of Pennsylvania Inc.           Pennsylvania
     American Express Trust Company                                                     Minnesota
     American Partners Life Insurance Company                                           Arizona
     IDS Cable Corporation                                                              Minnesota
     IDS Cable II Corporation                                                           Minnesota
     IDS Capital Holdings Inc.                                                          Minnesota
     IDS Certificate Company                                                            Delaware
     IDS Futures Brokerage Group                                                        Minnesota
     IDS Futures Corporation                                                            Minnesota
     IDS Insurance Agency of Alabama Inc.                                               Alabama
     IDS Insurance Agency of Arkansas Inc.                                              Arkansas
     IDS Insurance Agency of Massachusetts Inc.                                         Massachusetts
     IDS Insurance Agency of Mississippi Ltd.                                           Mississippi
     IDS Insurance Agency of New Mexico Inc.                                            New Mexico
     IDS Insurance Agency of North Carolina Inc.                                        North Carolina
     IDS Insurance Agency of Ohio Inc.                                                  Ohio
     IDS Insurance Agency of Texas Inc.                                                 Texas
     IDS Insurance Agency of Utah Inc.                                                  Utah
     IDS Insurance Agency of Wyoming Inc.                                               Wyoming
     IDS Life Insurance Company                                                         Minnesota
     IDS Life Insurance Company of New York                                             New York
     IDS Management Corporation                                                         Minnesota
     IDS Partnership Services Corporation                                               Minnesota
     IDS Plan Services of California, Inc.                                              Minnesota
     IDS Property Casualty Insurance Company                                            Wisconsin
     IDS Real Estate Services, Inc.                                                     Delaware
     IDS Realty Corporation                                                             Minnesota
     IDS Sales Support Inc.                                                             Minnesota
     Investors Syndicate Development Corp.                                              Nevada
     Public Employee Payment Company                                                    Minnesota


Item 27. Number of Contractowners

                  On March 31, 1999, there were 64 contract owners of qualified contracts. There were 293 owners of nonqualified contracts.

Item 28. Indemnification

                  The By-Laws of the depositor provide that to the extent permitted and in the manner prescribed by law, the Corporation shall indemnify any person made, or threatened to be made, a party to any action, suit or proceeding, civil or criminal, by reason of the fact that he, his testator or intestate, is or was Director or Officer of the Corporation or of any other corporation of any type or kind, domestic or foreign, which he served in any capacity at the request of the Corporation, against judgments, fines, amounts paid in settlement and reasonable expenses (which the Corporation may advance), including attorneys' fees, actually and necessarily incurred as a result of such action, suit or proceeding, or any appeal therein.

                  The foregoing right of indemnification shall not be exclusive of any other right to which any such person may be entitled. Neither the adoption of this provision nor any modification or repeal hereof, or of any provision of any applicable law shall, unless otherwise required by law, enlarge or diminish any right of indemnification of a Director or Officer as it existed at the time of accrual of the alleged cause of action asserted in the threatened or pending action, suit or proceeding in which the expenses were incurred or other amount was paid.

                  The Board, in its discretion, may authorize the Corporation to indemnify any person, other than a Director or Officer, for expenses incurred or other amounts paid in any civil or criminal action, suit or proceeding, to which such person was, or was threatened to be, made a party by reason of the fact that he, his testator or intestate, is or was an employee or agent of the Corporation or of any other corporation of any type or kind, domestic or foreign, which he served in any capacity at the request of the Corporation, against judgments, fines, amounts paid in settlement and reasonable expenses
                  (which the Corporation may advance), as a result of such action, suit or proceeding, or any appeal therein.

                  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to director, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters.

(a) Smith Barney Inc. currently acts as principal underwriter for various investment companies and various series of unit investment trusts.

     SmithBarney Inc. is a wholly owned subsidiary of Smith Barney Holdings Inc. ("Holdings") and an indirect wholly-owned subsidiary of The Travelers Inc.

(b) The information required by this Item 29 with respect to each director and officer of Smith Barney Inc. is incorporated by reference to Schedule A of Form BD filed by Smith Barney Inc. pursuant to the Securities Exchange Act of 1934.

(c)  Not applicable.

Item 30. Location of Accounts and Records

                  IDS Life Insurance Company of New York
                  20 Madison Avenue Extension
                  Albany, NY  12203

Item 31. Management Services

                  Not applicable.

Item 32. Undertakings

(a), (b) & (c) These undertakings were filed with Pre-Effective  Amendment No. 1 to Registration Statement No. 33-45776/811-6560.

(d) The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, IDS Life Insurance Company of New York, on behalf of the Registrant, certifies that it meets the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf in the City of Minneapolis, and State of Minnesota, on the 28th day of April, 1999.


                                            IDS LIFE OF NEW YORK ACCOUNT SBS
                                                 (Registrant)

                                   By IDS Life Insurance Company of New York
                                                     (Sponsor)

                                   By /s/   Timothy V. Bechtold*
                                            Timothy V. Bechtold
                                            President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 28th day of April, 1999.

Signature                        Title

/s/  Richard W. Kling*           Director and Chairman of the
     Richard W. Kling            Board

/s/  Timothy V. Bechtold*        Director and President
     Timothy V. Bechtold

/s/  Maureen A. Buckley*         Director, Vice President, Chief Operating
     Marueen A. Buckley          Officer and Consumer Affairs Officer

/s/  Rodney P. Burwell*          Director
     Rodney P. Burwell

/s/  John R. Cattau*             Director
     John R. Cattau

/s/  Robert R. Grew*             Director
     Robert R. Grew

/s/  Jeffrey S. Horton*          Vice President and Treasurer
     Jeffrey S. Horton

/s/  Jean B. Keffeler*           Director
     Jean B. Keffeler

/s/  Thomas R. McBurney*         Director
     Thomas R. McBurney

/s/  Edward J. Muhl              Director
     Edward J. Muhl

Signature                        Title

/s/  Thomas V. Nicolosi*         Director
     Thomas V. Nicolosi

/s/  Stephen P. Norman*          Director
     Steven P. Norman

/s/  Philip C. Wentzel*          Vice President and
     Philip C. Wentzel           Controller - Risk Management

/s/  Richard M. Starr*           Director
     Richard M. Starr

/s/  Michael R. Woodward*        Director
     Michael R. Woodward


*Signed   pursuant  to  Power  of  Attorney,   dated  April  14,   1999,   filed
electronically herewith.



/s/Mary Ellyn Minenko
Mary Ellyn Minenko

                   CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 9


This Registration Statement is comprised of the following papers and documents:

The Cover Page.

Part A.

         The prospectus.

Part B.

         Statement of Additional Information.

         Financial Statements.

Part C.

         Other Information.

         The signatures.

Exhibits.